Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks - 97.5%	Shares	Fair Value
Consumer Discretionary - 9.4%
Century Communities, Inc.	15,363	$1,482,529
Green Brick Partners, Inc. (a)	14,822	892,729
Johnson Outdoors, Inc., Class A (b)	30,236	1,394,182
Red Rock Resorts, Inc., Class A	253,949	15,191,229
Rocky Brands, Inc. (b)	96,795	2,626,048
Vail Resorts, Inc.	5,157	1,149,134
		22,735,851
Consumer Staples - 10.2%
Cal-Maine Foods, Inc.	64,090	3,771,696
Lancaster Colony Corp.	37,083	7,699,543
Mama's Creations, Inc. (a)(b)	274,834	1,374,170
Oil-Dri Corp. of America	77,079	5,747,010
Post Holdings, Inc. (a)	47,821	5,082,416
Seaboard Corp.	358	1,154,163
		24,828,998
Energy - 4.6%
Centrus Energy Corp., Class A (a)(b)	88,052	3,656,800
Civitas Resources, Inc.	98,960	7,512,054
		11,168,854
Financials - 20.4%
Bank OZK	176,522	8,024,690
BOK Financial Corp.	50,118	4,610,856
Enstar Group Ltd. (a)	20,565	6,390,779
First Western Financial, Inc. (a)(b)	85,920	1,252,714
Live Oak Bancshares, Inc.	238,758	9,910,845
Mr. Cooper Group, Inc. (a)	98,659	7,690,469
Silvercrest Asset Management Group, Inc., Class A	86,932	1,374,395
Triumph Financial, Inc. (a)	106,269	8,429,257
Webster Financial Corp.	35,806	1,817,871
		49,501,876
Health Care - 6.2%
Enovis Corp. (a)	131,710	8,225,289
UFP Technologies, Inc. (a)(b)	26,965	6,800,573
		15,025,862

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 97.5% (Continued)	Shares	Fair Value
Industrials - 28.5%
Allegiant Travel Co.	129,279	$9,723,074
Allient, Inc.	129,479	4,619,811
Concrete Pumping Holdings, Inc. (a)	514,580	4,065,182
Douglas Dynamics, Inc.	112,098	2,703,804
Ducommun, Inc. (a)	47,811	2,452,704
Energy Recovery, Inc. (a)	240,345	3,795,048
ESAB Corp.	21,277	2,352,598
First Advantage Corp.	566,644	9,190,966
FTAI Aviation Ltd. (b)	132,412	8,911,328
Gates Industrial Corp. plc (a)	266,602	4,721,521
Graham Corp. (a)	119,165	3,250,821
Kirby Corp. (a)	14,895	1,419,791
Miller Industries, Inc.	57,775	2,894,528
WESCO International, Inc.	13,950	2,389,356
WNS Holdings Ltd. (a)	134,511	6,796,841
		69,287,373
Information Technology - 2.1%
Progress Software Corp.	21,800	1,162,158
Rimini Street, Inc. (a)(b)	991,187	3,231,270
Sanmina Corp. (a)	11,342	705,246
		5,098,674
Materials - 11.1%
Ashland, Inc.	99,343	9,673,028
Core Molding Technologies, Inc. (a)(b)	79,277	1,500,714
Haynes International, Inc.	81,879	4,922,565
Orion S.A.	55,210	1,298,539
Taseko Mines Ltd. (a)(b)	1,684,243	3,654,807
United States Lime & Minerals, Inc. (b)	19,498	5,813,134
		26,862,787
Real Estate - 4.0%
CubeSmart	19,671	889,523
Douglas Emmett, Inc. (b)	164,274	2,278,480
Jones Lang LaSalle, Inc. (a)	5,250	1,024,223
Ryman Hospitality Properties, Inc.	47,048	5,439,219
		9,631,445

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 97.5% (Continued)	Shares	Fair Value
Utilities - 1.0%
UGI Corp.	104,023	$2,552,724

Total Common Stocks (Cost $142,102,651)		$236,694,444

Registered Investment Companies - 9.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.41% (c)	6,142,768	$6,145,225
State Street Navigator Securities Lending Portfolio I, 5.24% (c)(d)	16,401,943	16,401,943
Total Registered Investment Companies (Cost $22,546,782)		$22,547,168

Total Investment Securities - 106.8% (Cost $164,649,433)		$259,241,612

Liabilities in Excess of Other Assets - (6.8)%		(16,421,360)

Net Assets - 100.0%		$242,820,252

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $16,969,680.
(c)	The rate shown is the 7-day effective yield as of March 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $717,720.

plc -	Public Limited Company

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Common Stocks - 94.1%	Shares	Fair Value
Communication Services - 1.1%
Liberty Media Corp. - Liberty Formula One - Series C (a)	267,934	$17,576,470

Consumer Discretionary - 10.8%
CarMax, Inc. (a)	211,589	18,431,518
Lear Corp.	113,480	16,440,982
NVR, Inc. (a)	3,918	31,735,643
Red Rock Resorts, Inc., Class A (b)	1,492,140	89,259,815
Vail Resorts, Inc. (b)	42,857	9,549,825
Wolverine World Wide, Inc.	757,940	8,496,507
		173,914,290
Consumer Staples - 8.6%
Cal-Maine Foods, Inc.	507,752	29,881,205
Lancaster Colony Corp.	198,031	41,117,177
Post Holdings, Inc. (a)	635,665	67,558,476
		138,556,858
Energy - 4.3%
Civitas Resources, Inc. (b)	413,231	31,368,365
Coterra Energy, Inc.	1,351,665	37,684,420
		69,052,785
Financials - 17.4%
Bank OZK	388,623	17,666,802
BankUnited, Inc.	234,702	6,571,656
BOK Financial Corp.	357,530	32,892,760
Brown & Brown, Inc.	95,059	8,321,465
Enstar Group Ltd. (a)	55,572	17,269,555
First Horizon Corp.	641,396	9,877,498
Live Oak Bancshares, Inc. (b)	930,974	38,644,731
Loews Corp.	150,671	11,796,033
Mr. Cooper Group, Inc. (a)	652,564	50,867,364
RenaissanceRe Holdings Ltd.	116,698	27,427,531
Stifel Financial Corp.	189,803	14,836,901
Webster Financial Corp.	866,663	44,000,481
		280,172,777
Health Care - 4.6%
Boston Scientific Corp. (a)	122,885	8,416,394

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)

Common Stocks - 94.1% (Continued)	Shares	Fair Value
Health Care - 4.6% (Continued)
Enovis Corp. (a)(b)	658,816	$41,143,059
Envista Holdings Corp. (a)	561,244	11,999,397
Perrigo Co. plc	385,938	12,423,344
		73,982,194
Industrials - 25.3%
Alaska Air Group, Inc. (a)(b)	316,948	13,625,595
Allegiant Travel Co. (b)	403,233	30,327,154
Broadridge Financial Solutions, Inc.	30,306	6,208,487
Energy Recovery, Inc. (a)	1,113,705	17,585,402
ESAB Corp.	146,134	16,158,036
First Advantage Corp. (b)	1,480,605	24,015,413
Fortune Brands Innovations, Inc.	118,256	10,012,736
Gates Industrial Corp. plc (a)	2,550,409	45,167,743
Generac Holdings, Inc. (a)	7,553	952,735
Insperity, Inc.	185,655	20,349,645
Regal Rexnord Corp.	341,564	61,515,676
Sensata Technologies Holding plc	416,583	15,305,259
SS&C Technologies Holdings, Inc.	540,568	34,796,362
WESCO International, Inc. (b)	516,786	88,515,106
WNS Holdings Ltd. (a)	427,894	21,621,484
		406,156,833
Information Technology - 5.2%
Arrow Electronics, Inc. (a)	151,073	19,557,911
Ciena Corp. (a)	559,243	27,654,566
GoDaddy, Inc., Class A (a)	102,886	12,210,510
Progress Software Corp. (b)	187,921	10,018,068
Sanmina Corp. (a)	233,332	14,508,584
		83,949,639
Materials - 3.5%
Ashland, Inc.	576,263	56,110,728

Real Estate - 12.2%
CubeSmart	1,114,560	50,400,403
Douglas Emmett, Inc. (b)	884,326	12,265,602
Jones Lang LaSalle, Inc. (a)	82,401	16,075,611

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)

Common Stocks - 94.1% (Continued)	Shares	Fair Value
Real Estate - 12.2% (Continued)
Mid-America Apartment Communities, Inc.	245,901	$32,355,654
Rayonier, Inc.	890,462	29,598,957
Ryman Hospitality Properties, Inc.	261,310	30,210,049
UDR, Inc.	656,498	24,559,590
		195,465,866
Utilities - 1.1%
UGI Corp.	724,556	17,780,604

Total Common Stocks (Cost $1,059,845,255)		$1,512,719,044

Registered Investment Companies - 7.8%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund - Class Y (c)	1,004,870	$9,787,430
State Street Institutional US Government Money Market Fund - Premier Class, 5.26% (d)	91,823,325	91,823,325
State Street Navigator Securities Lending Portfolio I, 5.24% (d)(e)	23,545,891	23,545,891
Total Registered Investment Companies (Cost $125,392,215)		$125,156,646

Total Investment Securities - 101.9% (Cost $1,185,237,470)		$1,637,875,690

Liabilities in Excess of Other Assets - (1.9)%		(29,718,081)

Net Assets - 100.0%		$1,608,157,609

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $72,172,661.
(c)	Affiliated fund.

Value, December 31, 2023	$9,587,821
Purchases	160,018
Change in Unrealized Appreciation (Depreciation)	39,591
Value, March 31, 2024	$9,787,430
Income Distributions	$160,018

(d)	The rate shown is the 7-day effective yield as of March 31, 2024.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $50,009,616.

plc	- Public Limited Company

Diamond Hill Mid Cap Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks - 94.3%	Shares	Fair Value
Communication Services - 1.1%
Liberty Media Corp. - Liberty Formula One - Series C (a)	30,126	$1,976,266

Consumer Discretionary - 10.1%
CarMax, Inc. (a)	22,160	1,930,358
Lear Corp.	11,890	1,722,623
NVR, Inc. (a)	423	3,426,283
Red Rock Resorts, Inc., Class A	154,853	9,263,306
Vail Resorts, Inc. (b)	4,707	1,048,861
		17,391,431
Consumer Staples - 7.2%
Archer-Daniels-Midland Co.	14,823	931,033
Lancaster Colony Corp.	20,001	4,152,808
Post Holdings, Inc. (a)	68,521	7,282,412
		12,366,253
Energy - 2.8%
Coterra Energy, Inc.	135,086	3,766,198
Diamondback Energy, Inc.	5,269	1,044,158
		4,810,356
Financials - 17.9%
Allstate Corp. (The)	22,185	3,838,227
American International Group, Inc.	87,207	6,816,971
Bank OZK	35,493	1,613,512
BOK Financial Corp.	18,696	1,720,032
Fidelity National Information Services, Inc.	31,246	2,317,828
Hartford Financial Services Group, Inc. (The)	25,318	2,609,020
Loews Corp.	11,090	868,236
Mr. Cooper Group, Inc. (a)	48,233	3,759,762
Stifel Financial Corp.	13,454	1,051,699
Webster Financial Corp.	65,643	3,332,695
Willis Towers Watson plc	10,885	2,993,375
		30,921,357
Health Care - 5.8%
Boston Scientific Corp. (a)	52,551	3,599,218
Enovis Corp. (a)	59,870	3,738,881
Envista Holdings Corp. (a)	48,822	1,043,814

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 94.3% (Continued)	Shares	Fair Value
Health Care - 5.8% (Continued)
Humana, Inc.	4,908	$1,701,702
		10,083,615
Industrials - 24.2%
Alaska Air Group, Inc. (a)(b)	44,647	1,919,374
Allegiant Travel Co.	19,361	1,456,141
ESAB Corp.	11,863	1,311,692
Ferguson plc	10,585	2,312,082
Fortune Brands Innovations, Inc.	12,156	1,029,248
Generac Holdings, Inc. (a)	809	102,047
Insperity, Inc.	15,407	1,688,761
Johnson Controls International plc	29,783	1,945,426
L3Harris Technologies, Inc.	13,970	2,977,007
Parker-Hannifin Corp.	10,521	5,847,467
Regal Rexnord Corp.	37,605	6,772,660
Sensata Technologies Holding plc	43,722	1,606,346
SS&C Technologies Holdings, Inc.	63,920	4,114,530
WESCO International, Inc.	50,881	8,714,898
		41,797,679
Information Technology - 4.7%
Arrow Electronics, Inc. (a)	9,449	1,223,267
Check Point Software Technologies Ltd. (a)	7,293	1,196,125
Ciena Corp. (a)	59,358	2,935,253
GoDaddy, Inc., Class A (a)	10,884	1,291,713
NXP Semiconductors NV	5,761	1,427,403
		8,073,761
Materials - 6.3%
Ashland, Inc.	54,981	5,353,500
Freeport-McMoRan, Inc.	118,918	5,591,524
		10,945,024
Real Estate - 13.2%
CubeSmart	110,500	4,996,810
Douglas Emmett, Inc. (b)	58,607	812,879
Extra Space Storage, Inc.	11,080	1,628,760
Jones Lang LaSalle, Inc. (a)	8,706	1,698,454
Mid-America Apartment Communities, Inc.	24,299	3,197,262

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 94.3% (Continued)	Shares	Fair Value
Real Estate - 13.2% (Continued)
Rayonier, Inc.	61,457	$2,042,831
Ryman Hospitality Properties, Inc.	28,285	3,270,029
SBA Communications Corp., Class A	11,218	2,430,941
UDR, Inc.	70,719	2,645,598
		22,723,564
Utilities - 1.0%
UGI Corp.	71,708	1,759,714

Total Common Stocks (Cost $97,213,660)		$162,849,020

Registered Investment Companies - 6.1%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 5.26% (c)	9,739,534	$9,739,534
State Street Navigator Securities Lending Portfolio I, 5.24% (c)(d)	842,973	842,973
Total Registered Investment Companies (Cost $10,582,507)		$10,582,507

Total Investment Securities - 100.4% (Cost $107,796,167)		$173,431,527

Liabilities in Excess of Other Assets - (0.4)%		(773,424)

Net Assets - 100.0%		$172,658,103

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $931,288.
(c)	The rate shown is the 7-day effective yield as of March 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $98,384.

NV -	Naamloze Vennootschap
plc -	Public Limited Company

Diamond Hill Large Cap Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks - 97.1%	Shares	Fair Value
Communication Services - 1.3%
Alphabet, Inc., Class A (a)	807,649	$121,898,464

Consumer Discretionary - 13.1%
Amazon.com, Inc. (a)	1,183,358	213,454,116
CarMax, Inc. (a)(b)	2,833,709	246,844,391
General Motors Co.	4,840,811	219,530,779
Home Depot, Inc. (The)	484,835	185,982,706
Lear Corp.	921,950	133,572,116
NVR, Inc. (a)	23,996	194,366,640
		1,193,750,748
Consumer Staples - 6.9%
PepsiCo, Inc.	1,476,677	258,433,242
Sysco Corp.	1,923,597	156,157,604
Target Corp.	1,209,859	214,399,113
		628,989,959
Energy - 7.3%
Chevron Corp.	1,054,973	166,411,441
ConocoPhillips	2,736,134	348,255,136
Diamondback Energy, Inc.	755,598	149,736,856
		664,403,433
Financials - 22.3%
Allstate Corp. (The)	1,607,318	278,082,087
American International Group, Inc.	5,530,854	432,346,857
Bank of America Corp.	7,930,212	300,713,639
Berkshire Hathaway, Inc., Class B (a)	267,935	112,672,026
Hartford Financial Services Group, Inc. (The)	1,361,984	140,352,451
KeyCorp	8,354,198	132,079,870
KKR & Co., Inc.	1,124,664	113,118,705
Marsh & McLennan Cos., Inc.	395,525	81,470,239
Nasdaq, Inc.	2,258,044	142,482,576
Visa, Inc., Class A (b)	452,554	126,298,770
Wells Fargo & Co.	3,035,835	175,956,997
		2,035,574,217
Health Care - 17.1%
Abbott Laboratories	2,371,672	269,564,240

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Health Care - 17.1% (Continued)
AbbVie, Inc.	678,231	$123,505,865
Becton, Dickinson and Co.	656,575	162,469,484
HCA Healthcare, Inc.	718,031	239,484,879
Humana, Inc.	358,406	124,266,528
Laboratory Corp. of America Holdings	720,148	157,323,532
Medtronic plc	1,773,874	154,593,119
Pfizer, Inc.	7,315,379	203,001,767
Stryker Corp.	357,023	127,767,821
		1,561,977,235
Industrials - 18.4%
Caterpillar, Inc.	618,478	226,628,894
Deere & Co.	387,369	159,107,943
Ferguson plc	737,471	161,085,791
Honeywell International, Inc.	597,259	122,587,410
L3Harris Technologies, Inc.	656,946	139,995,193
Parker-Hannifin Corp.	321,132	178,481,954
Regal Rexnord Corp. (b)	930,379	167,561,258
SS&C Technologies Holdings, Inc.	2,805,991	180,621,641
Union Pacific Corp.	794,588	195,413,027
Waste Management, Inc.	673,566	143,570,593
		1,675,053,704
Information Technology - 2.5%
Texas Instruments, Inc.	1,279,737	222,942,983

Materials - 3.0%
Freeport-McMoRan, Inc.	3,398,947	159,818,488
Martin Marietta Materials, Inc.	190,693	117,074,060
		276,892,548
Real Estate - 3.8%
Extra Space Storage, Inc.	1,173,829	172,552,863
SBA Communications Corp., Class A	776,711	168,313,274
		340,866,137

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Utilities - 1.4%
Dominion Energy, Inc.	2,621,949	$128,973,671

Total Common Stocks (Cost $6,188,029,622)		$8,851,323,099

Registered Investment Companies - 4.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 5.26% (c)	268,692,348	$268,692,348
State Street Navigator Securities Lending Portfolio I, 5.24% (c)(d)	129,578,670	129,578,670
Total Registered Investment Companies (Cost $398,271,018)		$398,271,018

Total Investment Securities - 101.5% (Cost $6,586,300,640)		$9,249,594,117

Liabilities in Excess of Other Assets - (1.5)%		(135,326,551)

Net Assets - 100.0%		$9,114,267,566

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $127,520,854.
(c)	The rate shown is the 7-day effective yield as of March 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $532,665.

plc -	Public Limited Company

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks - 96.6%	Shares	Fair Value
Consumer Discretionary - 16.9%
Amazon.com, Inc. (a)	7,645	$1,379,005
General Motors Co.	30,012	1,361,044
Home Depot, Inc. (The)	3,217	1,234,041
NVR, Inc. (a)	161	1,304,094
		5,278,184
Consumer Staples - 5.6%
PepsiCo, Inc.	9,964	1,743,800

Energy - 7.4%
ConocoPhillips	18,194	2,315,732

Financials - 19.5%
Allstate Corp. (The)	10,624	1,838,058
American International Group, Inc.	35,284	2,758,150
Bank of America Corp.	39,662	1,503,983
		6,100,191
Health Care - 18.2%
Abbott Laboratories	15,556	1,768,095
HCA Healthcare, Inc.	4,892	1,631,629
Laboratory Corp. of America Holdings	5,022	1,097,106
Pfizer, Inc.	43,480	1,206,570
		5,703,400
Industrials - 17.0%
Caterpillar, Inc.	4,151	1,521,051
Parker-Hannifin Corp.	2,298	1,277,205
SS&C Technologies Holdings, Inc.	19,213	1,236,741
Union Pacific Corp.	5,279	1,298,265
		5,333,262
Information Technology - 4.9%
Texas Instruments, Inc.	8,833	1,538,797

Materials - 3.6%
Freeport-McMoRan, Inc.	23,640	1,111,553

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 96.6% (Continued)	Shares	Fair Value
Real Estate - 3.5%
Extra Space Storage, Inc.	7,546	$1,109,262

Total Common Stocks (Cost $23,739,007)		$30,234,181

Registered Investment Companies - 3.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.41% (b) (Cost $1,033,532)	1,033,132	$1,033,545

Total Investment Securities - 99.9% (Cost $24,772,539)		$31,267,726

Other Assets in Excess of Liabilities - 0.1%		40,839

Net Assets - 100.0%		$31,308,565

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

Diamond Hill Select Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks - 96.9%	Shares	Fair Value
Consumer Discretionary - 20.1%
Amazon.com, Inc. (a)	70,009	$12,628,223
CarMax, Inc. (a)	266,624	23,225,617
General Motors Co.	458,241	20,781,229
Lear Corp.	108,357	15,698,762
Red Rock Resorts, Inc., Class A	556,674	33,300,239
		105,634,070
Consumer Staples - 6.7%
SunOpta, Inc. (a)(b)	1,957,795	13,450,052
Target Corp.	121,617	21,551,748
		35,001,800
Energy - 1.7%
Diamondback Energy, Inc.	46,017	9,119,189

Financials - 25.8%
Allstate Corp. (The)	146,664	25,374,339
American International Group, Inc.	434,983	34,002,621
Bank of America Corp.	422,427	16,018,432
KeyCorp	522,364	8,258,575
Mr. Cooper Group, Inc. (a)	541,145	42,182,253
Webster Financial Corp.	180,665	9,172,362
		135,008,582
Health Care - 9.2%
Enovis Corp. (a)	272,106	16,993,020
HCA Healthcare, Inc.	33,832	11,283,987
Humana, Inc.	27,103	9,397,152
Pfizer, Inc.	385,425	10,695,544
		48,369,703
Industrials - 21.0%
Cimpress plc (a)(b)	283,985	25,135,512
Regal Rexnord Corp.	141,212	25,432,281
SS&C Technologies Holdings, Inc.	245,418	15,797,557
Union Pacific Corp.	62,016	15,251,595
WESCO International, Inc.	165,999	28,432,309
		110,049,254

Diamond Hill Select Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 96.9% (Continued)	Shares	Fair Value
Information Technology - 4.2%
Coherent Corp. (a)	133,822	$8,112,290
Texas Instruments, Inc.	79,943	13,926,870
		22,039,160
Materials - 4.8%
Ashland, Inc.	258,834	25,202,666

Real Estate - 3.4%
Extra Space Storage, Inc.	67,752	9,959,544
SBA Communications Corp., Class A	36,485	7,906,299
		17,865,843

Total Common Stocks (Cost $322,604,973)		$508,290,267

Registered Investment Companies - 3.9%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.41% (c)	14,883,104	$14,889,057
State Street Navigator Securities Lending Portfolio I, 5.24% (c)(d)	5,401,363	5,401,363
Total Registered Investment Companies (Cost $20,289,754)		$20,290,420

Total Investment Securities - 100.8% (Cost $342,894,727)		$528,580,687

Liabilities in Excess of Other Assets - (0.8)%		(4,400,763)

Net Assets - 100.0%		$524,179,924

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $7,879,787.
(c)	The rate shown is the 7-day effective yield as of March 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $2,736,926.

plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks - 87.9%	Shares	Fair Value
Communication Services - 12.4%
Alphabet, Inc., Class A (a)	527,155	$79,563,504
Comcast Corp., Class A (b)	363,204	15,744,893
Meta Platforms, Inc., Class A	158,004	76,723,582
Verizon Communications, Inc.	585,435	24,564,853
Walt Disney Co. (The) (b)	261,964	32,053,915
		228,650,747
Consumer Discretionary - 2.2%
Lear Corp.	187,055	27,100,528
TJX Cos., Inc. (The) (b)	134,416	13,632,471
		40,732,999
Consumer Staples - 4.2%
Archer-Daniels-Midland Co.	174,016	10,929,945
Constellation Brands, Inc., Class A (b)	98,429	26,749,065
Target Corp. (b)	223,455	39,598,461
		77,277,471
Energy - 4.4%
Chevron Corp. (b)	306,639	48,369,236
Coterra Energy, Inc.	1,151,653	32,108,086
		80,477,322
Financials - 24.3%
Allstate Corp. (The) (b)	143,513	24,829,184
American International Group, Inc. (b)	1,048,860	81,989,386
Bank of America Corp. (c)	939,335	35,619,583
Berkshire Hathaway, Inc., Class B (a)(b)	65,724	27,638,256
Citigroup, Inc. (c)	1,119,896	70,822,223
Fidelity National Information Services, Inc. (b)	543,061	40,284,265
Hartford Financial Services Group, Inc. (The) (b)	240,741	24,808,360
KKR & Co., Inc.	342,823	34,481,137
Morgan Stanley (b)	202,252	19,044,048
Truist Financial Corp. (c)	834,304	32,521,170
Visa, Inc., Class A (b)	108,592	30,305,855
Wells Fargo & Co. (b)(c)	441,082	25,565,113
		447,908,580
Health Care - 14.6%
Abbott Laboratories (b)	269,012	30,575,904

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 87.9% (Continued)	Shares	Fair Value
Health Care - 14.6% (Continued)
Becton, Dickinson and Co. (b)	76,447	$18,916,810
CVS Health Corp. (b)	185,449	14,791,412
Enovis Corp. (a)	454,797	28,402,073
HCA Healthcare, Inc. (b)	123,461	41,177,947
Humana, Inc.	85,124	29,514,193
Laboratory Corp. of America Holdings (b)	139,716	30,522,357
Medtronic plc	383,229	33,398,407
Perrigo Co. plc (b)	425,829	13,707,436
Pfizer, Inc. (b)	1,038,500	28,818,375
		269,824,914
Industrials - 12.7%
Alaska Air Group, Inc. (a)(b)	365,553	15,715,123
ESAB Corp. (b)(c)	130,205	14,396,767
Johnson Controls International plc (b)(c)	378,600	24,730,152
Kirby Corp. (a)(b)	134,278	12,799,379
L3Harris Technologies, Inc. (b)(c)	121,935	25,984,349
Parker-Hannifin Corp. (b)(c)	84,596	47,017,611
Sensata Technologies Holding plc (c)	499,568	18,354,128
SS&C Technologies Holdings, Inc.	580,164	37,345,157
WNS Holdings Ltd. (a)(b)	736,660	37,223,430
		233,566,096
Information Technology - 8.5%
Ciena Corp. (a)(b)	682,863	33,767,575
Microsoft Corp. (c)	172,477	72,564,523
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	213,390	29,031,710
Texas Instruments, Inc. (b)	123,441	21,504,657
		156,868,465
Materials - 2.4%
Ashland, Inc. (b)	185,274	18,040,129
Freeport-McMoRan, Inc. (b)	552,889	25,996,841
		44,036,970
Real Estate - 1.0%
Extra Space Storage, Inc. (b)	129,295	19,006,365

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 87.9% (Continued)	Shares	Fair Value
Utilities - 1.2%
Dominion Energy, Inc. (b)	468,785	$23,059,534

Total Common Stocks (Cost $915,307,551)		$1,621,409,463

Treasury - 6.5%	Coupon	Maturity	Par Value	Fair Value
U.S. Treasury Notes	2.000%	06/30/24	$40,000,000	$39,661,979
U.S. Treasury Notes	3.000%	06/30/24	40,000,000	39,766,016
U.S. Treasury Notes	3.000%	07/31/24	40,000,000	39,688,281
Total Treasury (Cost $119,555,846)				$119,116,276

Registered Investment Companies - 25.4%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.41% (d)	85,039,187	$85,073,203
State Street Navigator Securities Lending Portfolio I, 5.24% (d)(e)	383,182,003	383,182,003
Total Registered Investment Companies (Cost $468,245,303)		$468,255,206

Total Investment Securities - 119.8% (Cost $1,503,108,700)		$2,208,780,945

Segregated Cash With Custodian - 31.2%		576,576,389

Investments Sold Short - (30.7)% (Proceeds $551,291,021)		(566,125,884)

Liabilities in Excess of Other Assets - (20.3)%		(375,004,067)

Net Assets - 100.0%		$1,844,227,383

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $377,619,934.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of March 31, 2024.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

March 31, 2024 (Unaudited)

Common Stocks - 30.7%	Shares	Fair Value
Consumer Discretionary - 8.9%
Acushnet Holdings Corp.	357,960	$23,607,462
Best Buy Co., Inc.	52,761	4,327,985
Canada Goose Holdings, Inc.	877,825	10,586,569
Choice Hotels International, Inc.	155,420	19,637,317
Dick's Sporting Goods, Inc.	45,486	10,227,982
Etsy, Inc.	92,135	6,331,517
GameStop Corp., Class A	578,475	7,242,507
Garmin Ltd.	183,100	27,258,097
Grand Canyon Education, Inc.	18,715	2,549,170
Royal Caribbean Cruises Ltd.	77,240	10,737,132
Shake Shack, Inc., Class A	169,902	17,674,905
Tesla, Inc.	39,657	6,971,304
United Parks and Resorts, Inc.	173,730	9,765,363
YETI Holdings, Inc.	202,695	7,813,892
		164,731,202
Consumer Staples - 4.0%
Brown-Forman Corp., Class B	101,285	5,228,332
Clorox Co. (The)	68,255	10,450,523
e.l.f. Beauty, Inc.	62,125	12,178,364
J.M. Smucker Co. (The)	61,720	7,768,696
WD-40 Co.	146,028	36,990,353
		72,616,268
Financials - 3.0%
Bank of Hawaii Corp.	273,960	17,092,364
Blackstone Mortgage Trust, Inc., Class A	172,600	3,436,466
Commerce Bancshares, Inc.	284,085	15,113,322
First Financial Bankshares, Inc.	159,581	5,235,853
Palomar Holdings, Inc.	176,935	14,832,461
		55,710,466
Health Care - 0.6%
Penumbra, Inc.	45,935	10,251,773

Industrials - 4.3%
CBIZ, Inc.	147,315	11,564,228
Cintas Corp.	4,649	3,194,002

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 30.7% (Continued)	Shares	Fair Value
Industrials - 4.3% (Continued)
Mueller Industries, Inc.	470,275	$25,361,931
Powell Industries, Inc.	12,747	1,813,898
Robert Half, Inc.	155,820	12,353,410
United Parcel Service, Inc., Class B	79,480	11,813,112
W.W. Grainger, Inc.	13,405	13,636,907
		79,737,488
Information Technology - 7.9%
Akamai Technologies, Inc.	137,230	14,925,135
Alarm.com Holdings, Inc.	409,050	29,643,853
Asana, Inc., Class A	753,825	11,676,749
Badger Meter, Inc.	95,449	15,444,603
F5, Inc.	34,682	6,575,360
International Business Machines Corp.	211,365	40,362,260
Oracle Corp.	43,155	5,420,700
Teradata Corp.	544,085	21,039,767
		145,088,427
Materials - 0.3%
Silgan Holdings, Inc.	127,370	6,185,087

Real Estate - 0.5%
eXp World Holdings, Inc.	925,880	9,564,340

Utilities - 1.2%
Ormat Technologies, Inc.	336,015	22,240,833

Total Investments Sold Short - 30.7% (Proceeds $551,291,021)		$566,125,884

Percentages disclosed are based on total net assets of the Fund at March 31, 2024.

Diamond Hill International Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks - 94.9%	Shares	Fair Value
Belgium - 1.8%
UCB SA	19,106	$2,358,356

Brazil - 1.2%
Ambev SA	658,459	1,643,751

Canada - 7.4%
Canadian Natural Resources Ltd.	50,126	3,824,161
Capstone Copper Corp. (a)(b)	278,041	1,769,550
Fairfax Financial Holdings Ltd. (b)	1,797	1,937,213
Imperial Oil Ltd.	33,052	2,279,978
		9,810,902
China - 3.2%
Alibaba Group Holding Ltd.	206,900	1,870,960
Tencent Holdings Ltd.	61,500	2,395,418
		4,266,378
Finland - 1.8%
Konecranes OYJ	44,767	2,323,464

France - 2.7%
Safran SA	13,403	3,035,115
Ubisoft Entertainment SA (a)	27,174	571,524
		3,606,639
Germany - 1.9%
Evotec SE (a)	87,403	1,362,075
Vitesco Technologies Group AG (a)	15,727	1,092,197
		2,454,272
India - 2.9%
Fusion Micro Finance Ltd. (a)	134,370	749,415
HDFC Bank Ltd. - ADR	55,389	3,100,122
		3,849,537
Ireland - 1.7%
ICON plc (a)	6,741	2,264,639

Israel - 0.6%
Check Point Software Technologies Ltd. (a)	4,727	775,275

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 94.9% (Continued)	Shares	Fair Value
Japan - 8.7%
Astellas Pharma, Inc.	184,800	$1,985,142
Japan Petroleum Exploration Co. Ltd. (b)	69,500	3,159,483
Mitsubishi Corp.	188,800	4,363,141
Mitsubishi Shokuhin Co. Ltd.	54,200	1,993,336
		11,501,102
Korea (Republic of) - 3.9%
Samsung Electronics Co. Ltd.	85,585	5,132,770

Mexico - 3.4%
Fomento Economico Mexicano SAB de CV (a)	103,750	1,345,788
Wal-Mart de Mexico SAB de CV	796,277	3,209,211
		4,554,999
Netherlands - 4.9%
EXOR NV	43,017	4,786,757
uniQure NV (a)(b)	76,630	398,476
Universal Music Group NV	40,963	1,230,837
		6,416,070
Peru - 1.5%
Credicorp Ltd.	11,316	1,917,270

Sweden - 3.2%
Assa Abloy AB, Class B	58,628	1,682,235
Epiroc AB, Class B	150,568	2,549,422
		4,231,657
Switzerland - 12.4%
Compagnie Financiere Richemont SA, Class A	22,666	3,450,719
Julius Baer Group Ltd.	16,721	969,802
Nestlé SA	23,094	2,453,764
Novartis AG - ADR (b)	23,534	2,276,444
Roche Holdings AG	10,774	2,750,838
Sandoz Group AG (a)	69,869	2,109,071
Swatch Group AG (The)	10,137	2,364,809
		16,375,447

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Common Stocks - 94.9% (Continued)	Shares	Fair Value
Taiwan Province of China - 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	22,732	$3,092,689

United Kingdom - 24.2%
Ashmore Group plc	635,122	1,572,009
Beazley plc	267,229	2,247,016
Bunzl plc	79,497	3,058,734
Compass Group plc	115,313	3,382,303
Diageo plc	65,640	2,428,730
Glencore plc	549,130	3,013,266
GSK plc	112,840	2,422,625
Howden Joinery Group plc	317,238	3,631,339
Smith & Nephew plc	216,194	2,706,424
Tesco plc	1,110,465	4,159,053
Unilever plc	66,357	3,331,954
		31,953,453
United States - 5.2%
Aurinia Pharmaceuticals, Inc. (a)	70,099	351,196
Energy Recovery, Inc. (a)	50,231	793,147
Ferguson plc	9,052	1,980,450
Spotify Technology SA (a)	14,317	3,778,256
		6,903,049

Total Common Stocks (Cost $112,536,261)		$125,431,719

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Registered Investment Companies - 8.0%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.41% (c)	6,020,161	$6,022,569
State Street Navigator Securities Lending Portfolio I, 5.24% (c)(d)	4,547,103	4,547,103
Total Registered Investment Companies (Cost $10,568,862)		$10,569,672

Total Investment Securities - 102.9% (Cost $123,105,123)		$136,001,391

Liabilities in Excess of Other Assets - (2.9)%		(3,879,426)

Net Assets - 100.0%		$132,121,965

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $7,829,480.
(c)	The rate shown is the 7-day effective yield as of March 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $3,580,045.

AB -	Aktiebolag
ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
OYJ -	Julkinen Osakeyhtio
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV -	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Corporate Credit - 4.0%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 2.5%
American Express Co.	6.338%	10/30/26	$1,000,000	$1,013,195
American Express Co.	2.550%	03/04/27	500,000	466,981
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	6,600,000	6,393,900
Bank of America Corp. (1* SOFR + 115) (a)(b)	1.319%	06/19/26	776,000	737,635
Capital One Financial Corp.	2.636%	03/03/26	1,000,000	972,068
Citigroup, Inc. (1* SOFR + 53) (a)	1.281%	11/03/25	2,750,000	2,675,137
Discover Bank	3.450%	07/27/26	801,000	762,833
Discover Financial Services	3.750%	03/04/25	1,949,000	1,913,818
Fifth Third Bancorp (b)	1.707%	11/01/27	1,200,000	1,091,678
Goldman Sachs Group, Inc. (1* SOFR + 49) (a)	5.846%	10/21/24	5,000,000	5,002,950
Huntington National Bank	5.699%	11/18/25	1,300,000	1,292,436
JPMorgan Chase & Co.	0.824%	06/01/25	3,000,000	2,974,037
JPMorgan Chase & Co.	1.561%	12/10/25	3,700,000	3,597,248
JPMorgan Chase & Co. (b)	1.470%	09/22/27	1,600,000	1,459,921
JPMorgan Chase Bank, NA	5.110%	12/08/26	500,000	501,436
KeyBank NA (1* SOFR + 32) (a)(b)	5.665%	06/14/24	2,000,000	1,998,600
Morgan Stanley (a)	0.791%	01/22/25	3,800,000	3,802,280
Morgan Stanley	0.790%	05/30/25	2,000,000	1,981,458
Royal Bank of Canada	0.750%	10/07/24	2,000,000	1,950,890
Royal Bank of Canada	4.950%	04/25/25	900,000	896,893
Toronto-Dominion Bank (The) (b)	0.700%	09/10/24	900,000	881,370
Toronto-Dominion Bank (The)	1.250%	12/13/24	500,000	485,402
Truist Financial Corp.	5.754%	06/09/25	800,000	797,990
US Bancorp	6.787%	10/26/27	900,000	931,967
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,613,074
Wells Fargo Bank, NA	5.254%	12/11/26	1,500,000	1,505,832
				47,701,029
Consumer Cyclical - 0.5%
Dollar Tree, Inc.	4.000%	05/15/25	1,600,000	1,572,988
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,443,171
Honda Motor Co.	2.271%	03/10/25	900,000	875,047
Hyundai Capital America (b)(c)	6.250%	11/03/25	900,000	909,202
Hyundai Capital America (c)	5.650%	06/26/26	900,000	902,851
Mercedes-Benz Financing (c)	2.700%	06/14/24	1,000,000	993,773
				8,697,032

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 4.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 0.1%
Mondelez International, Inc. (c)	0.750%	09/24/24	$300,000	$292,907
Pfizer, Inc.	4.450%	05/19/26	900,000	890,646
				1,183,553
Electric - 0.0% (d)
DTE Energy Co.	1.050%	06/01/25	500,000	474,748

Energy - 0.2%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	997,540
Energy Transfer Operating, LP	4.500%	04/15/24	925,000	924,496
Energy Transfer Operating, LP	5.500%	06/01/27	1,000,000	1,006,190
Energy Transfer, LP	6.050%	12/01/26	500,000	509,853
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	731,204
				4,169,283
Insurance - 0.6%
Athene Global Funding (c)	2.500%	01/14/25	1,450,000	1,413,784
Equitable Financial Life (c)	1.100%	11/12/24	3,050,000	2,966,037
Met Life Global Funding I (c)	0.700%	09/27/24	1,200,000	1,171,840
New York Life Global Funding (b)(c)	0.900%	10/29/24	800,000	779,383
Principal Life Global Funding II (c)	0.750%	08/23/24	1,265,000	1,240,611
Protective Life Global Funding (c)	0.781%	07/05/24	1,700,000	1,678,939
RGA Global Funding (c)	2.000%	11/30/26	800,000	732,133
				9,982,727
Technology - 0.0% (d)
Dell International, LLC/EMC Corp.	4.900%	10/01/26	300,000	298,149

Transportation - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	362,813	353,862
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,349,000	1,238,754

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 4.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.1% (Continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	$718,765	$716,336
				2,308,952

Total Corporate Credit (Cost $75,383,318)				$74,815,473

Securitized - 81.0%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.1%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	$412,677	$397,542
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	3,588,000	3,175,572
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	880,941	830,286
Diamond Resorts Owner Trust, Series 2021-1A, Class D (c)	3.830%	11/21/33	251,698	230,966
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	8,850,000	8,211,810
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	9,900,000	8,712,293
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	14,280,000	12,623,818
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	4,850,000	4,884,229
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	1,449,545	1,334,955
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	1,021,310	891,977
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	4,280,089	3,709,902
Helios Issuer, LLC, Series 2023-B, Class C (c)	6.000%	08/22/50	968,741	909,816
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	97,722	96,093
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	671,412	633,918
Holiday Inn Timeshare Trust, Series 2020-A, Class D (c)	5.500%	10/09/39	312,285	294,845

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.1% (Continued)
Holiday Inn Timeshare Trust, Series 2020-A, Class E (c)	6.500%	10/09/39	$1,780,024	$1,673,211
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	2,324,534	1,864,634
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	1,785,329	1,388,257
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	344,513	310,069
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	1,020,533	891,010
Mosaic Solar Loans, LLC, Series 2021-1, Class D (c)	3.710%	12/20/46	558,648	475,204
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	11,000,000	10,505,252
MVW Own Trust, Series 2021-1W, Class D (c)	3.170%	01/22/41	1,582,158	1,455,093
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(c)	9.570%	05/25/27	3,625,000	3,675,831
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	5,500,000	5,500,000
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	931,943	844,725
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	214,217	205,237
SPS Servicer Advance Receivables, Series 2020-T2, Class A (c)	1.830%	11/15/55	11,300,000	10,587,281
SPS Servicer Advance Receivables, Series 2020-T2, Class B (c)	2.130%	11/15/55	2,213,000	2,068,638
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	3,000,000	2,806,079
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	279,665	278,048
Westgate Resorts, Series 2023-1A, Class D (c)	10.140%	12/20/37	4,369,115	4,384,888
				95,851,479
Agency MBS CMO - 3.6%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	5.883%	05/15/35	240,169	237,181

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 3.6% (Continued)
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	5.833%	03/15/36	$208,346	$206,179
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.533%	11/15/37	388,471	382,080
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	5.883%	01/15/41	36,443	36,355
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.933%	07/15/41	169,918	167,933
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	5.833%	07/15/43	71,359	70,961
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	604,368
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	10,216,495	9,692,776
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	6.085%	07/25/36	412,813	410,995
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.815%	11/25/36	189,038	186,346
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	5.935%	12/25/40	182,716	180,301
FNMA, Series 2011-86, Class KF (1* SOFR + 55) (a)	5.985%	09/25/41	297,571	294,661
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	4,326,369	3,973,373
FNMA, Series 2012-9, Class FC (1* SOFR + 40) (a)	5.835%	02/25/42	127,659	125,693
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	5.955%	04/25/42	89,874	88,895
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,073,510	1,929,852
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	898,397	879,504
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	9,545,046	9,506,185
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	6,529,685	6,524,343
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,864,080	3,948,242
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,804,113	8,999,812
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	9,501,406	9,613,560
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	8,471,246	8,539,942
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	5.959%	10/20/62	299,934	299,542

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 3.6% (Continued)
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	5.974%	10/20/62	$1,936,200	$1,934,880
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	4.869%	05/20/66	66,951	66,870
				68,900,829
Agency MBS CMO Derivatives - 0.0% (d)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.167%	05/15/36	395,210	41,109
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	862,632	30,901
FNMA, Series 301, Class (PO)	0.000%	04/25/29	122,250	108,954
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.115%	05/25/40	258,266	21,840
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	373,802	41,123
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	566,891	11,258
				255,185
Agency MBS Passthrough - 4.6%
FHLMC, Pool #G6-0257	5.500%	06/01/41	332,791	340,129
FHLMC, Pool #84-1354	3.480%	11/01/48	4,077,652	4,056,434
FHLMC, Pool #QG-9457	6.500%	08/01/53	13,565,099	14,085,004
FNMA, Pool #BP6608	2.205%	08/01/50	2,082,068	1,922,730
FNMA, Pool #BM7138	1.694%	10/01/51	7,730,614	6,924,911
GNMA, Pool #CM7497C	5.000%	08/20/52	6,124,863	5,923,825
GNMA, Pool #MA9367	8.000%	12/20/53	13,433,926	13,875,790
GNMA, Pool #CW0334C	7.000%	07/20/63	4,521,496	4,592,571
GNMA, Pool #CW0526C	7.000%	08/20/63	7,099,417	7,211,016
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	25,784,713	27,285,476
				86,217,886
Auto Loan - 9.7%
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	4,000,000	4,038,090
ACM Auto Trust, Series 2023-2A, Class A (c)	7.970%	06/20/30	1,913,566	1,927,152
ACM Auto Trust, Series 2024-1A, Class A (c)	7.710%	01/21/31	5,028,260	5,046,968
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	9,500,000	9,688,373
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (c)	5.220%	08/13/27	2,800,000	2,797,915

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 9.7% (Continued)
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	$698,741	$692,076
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (c)	2.020%	02/16/27	2,223,000	2,158,425
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (c)	6.460%	04/17/28	11,600,000	11,595,528
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	5,700,000	5,394,113
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,200,000	2,196,787
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class D (c)	12.550%	08/15/30	4,340,000	4,316,603
Bayview Opportunity Master Fund Trust, Series 2024-CAR1, Class A (1* SOFR30A + 110) (a)(c)	0.000%	12/26/31	9,500,000	9,500,000
CarNow Auto Receivables Trust, Series 2021-1A, Class D (c)	3.640%	02/17/26	1,693,917	1,691,271
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	1,800,966	1,801,272
CarNow Auto Receivables Trust, Series 2021-1A, Class E (c)	5.120%	07/15/27	2,500,000	2,490,703
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	3,500,000	3,504,052
Chase Auto Credit Linked Notes, Series 2021-3, Class D (c)	1.009%	02/26/29	567,826	550,581
Chase Auto Credit Linked Notes, Series 2021-3, Class E (c)	2.102%	02/26/29	473,189	461,483
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	7,000,000	7,182,535
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	2,000,000	2,034,356
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	451,815	442,076
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	10,900,000	10,198,728
First Help Financial, LLC, Series 2023-2, Class C (c)	8.104%	12/17/29	2,500,000	2,587,113

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 9.7% (Continued)
First Help Financial, LLC, Series 2023-1A, Class C (c)	7.880%	07/15/30	$12,907,000	$12,951,937
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	4,500,000	4,682,557
First Help Financial, LLC, Series 2024-1A, Class C (c)	7.420%	05/15/31	2,500,000	2,511,134
JPMorgan Chase Bank, NA, Series 2021-2, Class E (c)	2.280%	12/26/28	214,734	211,625
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	1,862,111	1,865,719
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	4,874,305	4,917,105
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	5,700,000	5,734,579
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (c)	10.800%	05/20/36	9,640,000	9,549,683
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	5,500,000	5,342,406
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class A (c)	7.090%	06/25/32	10,000,000	10,040,502
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	4,000,000	4,050,492
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class C (c)	10.000%	06/25/32	5,000,000	4,788,045
Satander Bank, NA, Series 2023-B, Class F (c)	12.240%	12/15/33	4,000,000	3,992,630
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (c)	6.610%	10/15/27	8,282,690	8,290,663
US Bank, NA, Series 2023-1, Class B (c)	6.789%	08/25/32	2,131,256	2,143,566
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	1,584,872	1,572,411
Veros Auto Receivables Trust, Series 2021-1, Class C (c)	3.640%	08/15/28	5,000,000	4,942,738
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	3,205,775	3,218,790
				183,102,782

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 5.6%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	$7,546,818	$6,657,659
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	3,575,985	3,104,870
A10 Securitization, Series 2020-C, Class C (c)	3.363%	08/15/40	746,321	744,793
A10 Securitization, Series 2020-C, Class D (c)	4.129%	08/15/40	11,991,000	11,967,761
A10 Securitization, Series 2020-C, Class E (c)	5.465%	08/15/40	1,050,000	1,031,354
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	8.041%	12/18/37	6,000,000	5,738,406
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	8.541%	12/18/37	2,000,000	1,888,710
Acre Mortgage Trust, Series 2021-FL4, Class C (c)	7.191%	12/18/37	3,000,000	2,894,331
AREIT CRE Trust, Series 2019-CRE3, Class C (1* TSFR1M + 201) (a)(c)	7.340%	09/14/36	1,589,000	1,506,572
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* Prime + 375) (a)(c)	9.193%	08/15/32	165,016	164,383
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.840%	11/15/37	3,863,178	3,750,138
BXMT Ltd., Series 2020-FL3, Class AS (1* TSFR1M + 186) (a)(c)	7.190%	11/15/37	2,500,000	2,302,642
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (a)(c)	6.336%	02/15/38	6,713,246	6,459,103
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)(e)	7.386%	02/15/38	4,725,000	3,849,495
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (a)(c)(e)	7.490%	02/15/38	3,500,000	2,295,629
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(c)	6.836%	02/18/38	5,250,000	4,618,688
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)(e)	7.690%	05/15/38	8,250,000	6,777,251
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (a)(c)	7.384%	02/18/38	10,000,000	9,569,970
KKR Financial Management, Series 2021-FL2, Class A (1* TSFR1M + 118) (a)(c)	6.510%	02/15/39	10,000,000	9,814,270

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 5.6% (Continued)
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (a)(c)	6.740%	02/15/39	$2,250,000	$2,167,110
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	6.640%	07/15/36	1,904,000	1,873,376
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class D (1* TSFR1M + 261) (a)(c)	7.940%	07/15/36	500,000	479,715
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class E (1* TSFR1M + 315) (a)(c)	8.476%	02/19/37	300,000	280,447
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	11.055%	09/17/37	1,250,000	1,250,210
PFP III, Series 2021-8, Class E (1* TSFR1M + 261) (c)	7.939%	08/09/37	2,250,000	2,112,417
PFP Ltd., Series 2021-8, Class A (1* TFSR1M + 111) (a)(c)	6.439%	08/09/37	1,373,496	1,362,605
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (a)(c)	7.239%	08/09/37	2,000,000	1,922,428
PFP Ltd., Series 2021-7, Class D (1* TSFR1M + 251) (a)(c)	7.840%	04/14/38	2,214,520	2,125,162
PFP Ltd., Series 2021-7, Class E (1* TFSR1M + 311) (a)(c)	8.440%	04/14/38	2,249,888	2,137,308
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(c)	6.520%	09/15/36	493,147	492,143
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (a)(c)	7.590%	09/15/36	2,000,000	1,918,978
Starwood Commercial Mortgage Trust, Series 2019-FL1, Class AS (1* TSFR1M + 151) (a)(c)	6.840%	07/15/38	1,367,000	1,347,947
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221)(a)(c)	7.540%	10/17/34	2,041,989	2,001,880
				106,607,751

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 6.7%
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	$1,586,363	$1,585,223
Continental Credit Card, LLC, Series 2019-1, Class C (c)	6.160%	08/15/26	3,000,000	2,979,795
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	2,414,264	2,384,816
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	9,200,000	8,878,896
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	6,700,000	6,377,111
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	6,900,000	6,418,130
Continental Credit Card, LLC, Series 2021-A, Class D (c)	6.010%	12/17/29	16,210,000	14,887,796
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	4,100,000	4,086,108
Continental Credit Card, LLC, Series 2022-A, Class D (c)	12.420%	10/15/30	5,000,000	4,923,104
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	4,315,331	4,304,859
Genesis Private Label Amortization Trust, Series 2020-1, Class E (c)	9.760%	07/20/30	2,625,000	2,616,738
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	2,350,000	2,160,907
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (c)	3.770%	12/21/26	8,000,000	7,029,932
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (c)	5.590%	12/21/26	6,000,000	5,146,801
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	5,000,000	5,006,972
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	4,350,000	4,325,293
Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C (c)	10.830%	03/22/27	8,000,000	8,001,193

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 6.7% (Continued)
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	$3,500,000	$3,497,977
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class D (c)	17.760%	06/21/27	4,000,000	4,022,056
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	7,000,000	7,058,715
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class D (c)	17.070%	09/20/27	10,000,000	10,137,448
Mission Lane Credit Card Master, Series 2023-A, Class D (c)	11.950%	07/17/28	5,500,000	5,521,077
Mission Lane Credit Card Master, Series 2023-A, Class E (c)	15.730%	07/17/28	5,500,000	5,520,945
				126,871,892
Equipment - 1.9%
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	382,531	369,522
Business Jet Securities, LLC, Series 2020-1, Class C (c)	7.142%	11/15/35	503,672	498,879
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	780,142	723,509
Business Jet Securities, LLC, Series 2021-1A, Class C (c)	5.067%	04/15/36	1,006,821	968,124
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	12,007,629	12,031,379
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	7,000,000	6,557,142
DEXT, Series 2023-2, Class D (c)	8.300%	05/15/34	2,120,000	2,047,515
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	4,500,000	4,480,674
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	3,000,000	2,859,955
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	6,028,165	5,003,377
				35,540,076
HECM - 5.2%
Boston Lending Trust, Series 2022-1, Class M2 (c)(e)	2.750%	02/25/62	1,060,671	724,811

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 5.2% (Continued)
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (c)(e)	3.000%	07/25/62	$1,467,685	$1,045,676
Brean Asset Backed Securities, Series 2022-RM5, Class A (a)(c)	4.500%	09/25/62	7,265,082	6,461,207
Brean Asset Backed Securities, Series 2023-SRM1, Class M2 (c)	4.000%	09/25/63	4,844,185	4,109,203
Brean Asset Backed Securities, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	4,079,314	3,244,126
Brean Asset Backed Securities, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	8,000,000	7,395,870
Brean Asset Backed Securities, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	2,000,000	1,720,243
Brean Asset Backed Securities, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,930,744	2,723,512
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	3,735,768	3,670,209
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	3,000,000	2,779,374
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (c)	3.849%	10/27/31	3,000,000	2,834,222
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (a)(c)	5.084%	02/25/32	1,600,000	1,463,876
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M5 (c)	7.870%	02/25/32	8,000,000	7,014,689
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (a)(c)	6.000%	08/01/32	6,500,000	6,015,072
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	9,000,000	7,424,204
Ocwen Loan Investment Trust, Series 24-HB1, Class M4(c)	3.000%	02/25/37	5,700,000	4,244,303
Ocwen Loan Investment Trust, Series 24-HB1, Class M1(c)	3.000%	02/25/37	2,500,000	2,236,638
RMF Buyout Issuance Trust, Series 2021-HB1, Class A (c)	1.259%	11/25/31	1,295,873	1,258,940

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 5.2% (Continued)
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	$3,000,000	$2,619,900
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	6,350,000	5,401,962
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	1,000,000	888,150
RMF Proprietary Issuance Trust, Series 2021-2, Class A (a)(c)	2.125%	09/25/61	8,114,769	6,835,253
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (c)	2.125%	09/25/61	2,635,814	1,748,575
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	1,067,011	908,329
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(c)	3.750%	06/25/62	2,600,000	1,513,920
RMF Proprietary Issuance Trust, Series 2022-3, Class A (a)(c)	4.000%	08/25/62	4,500,000	4,038,421
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,900,000	4,699,690
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)	3.000%	01/25/62	1,600,000	1,160,784
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	4,000,000	2,536,750
				98,717,909
Hospitality - 0.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* TSFR1M + 155) (a)(c)	7.122%	07/15/35	3,500,000	3,447,480
BX Trust, Series 2018-GW, Class E (1* TSFR1M + 227) (a)(c)	7.593%	05/15/35	6,000,000	5,945,625
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* TSFR1M + 150) (a)(c)	7.083%	07/15/25	3,476,136	3,450,065
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (a)(c)	7.525%	05/15/38	4,000,000	3,960,000
				16,803,170

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 0.5%
BX Trust, Series 2021-VOLT, Class C (1* TSFR1M + 121) (a)(c)	6.540%	09/15/36	$5,735,000	$5,648,975
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (a)(c)	7.090%	09/15/36	3,000,000	2,956,072
				8,605,047
Manufactured Housing - 0.1%
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	1,100,000	1,052,714

Multifamily - 7.6%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(c)	7.934%	11/25/24	5,498,458	5,439,049
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(c)	7.646%	12/25/24	968,352	954,530
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(c)	7.584%	02/25/25	1,494,342	1,471,503
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(c)	7.396%	03/25/25	1,125,038	1,093,830
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	7.484%	10/25/25	2,133,604	2,073,087
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(c)	7.484%	04/25/26	3,250,442	3,064,869
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	7.584%	01/25/28	2,254,710	2,146,888
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(c)	7.484%	06/25/28	4,142,895	3,853,077
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	7.346%	07/25/28	2,503,081	2,369,978
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	7.684%	01/25/29	3,926,088	3,698,410
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(c)	7.784%	02/25/29	2,045,713	1,938,211
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	7.684%	08/25/29	5,354,969	5,029,261

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 7.6% (Continued)
MultiFamily Connecticut Avenue, Series 2019-01, Class B-10 (1* SOFR + 550) (a)(c)	10.935%	10/25/49	$8,960,000	$8,832,357
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(c)	12.935%	03/25/50	8,563,000	8,469,912
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(c)	7.120%	07/25/41	15,694,399	14,871,012
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	8.672%	07/25/41	39,250,000	35,376,206
MultiFamily Structured Credit Risk, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(c)	10.820%	07/25/41	6,154,000	4,878,900
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	7.320%	01/25/51	6,030,951	5,902,963
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	7.620%	11/25/51	18,008,320	17,626,135
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(c)	12.170%	11/25/51	7,500,000	6,682,419
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	9.570%	05/25/52	6,645,542	6,753,417
				142,526,014
Non-Agency MBS 2.0 - 0.3%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.870%	02/25/50	2,125,497	1,931,138
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	6.620%	03/25/51	1,805,503	1,703,798
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	7.120%	03/25/51	1,362,713	1,245,210
				4,880,146
Non-Performing Loan - 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(c)	3.086%	11/25/50	1,662,000	1,550,586

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-QM - 0.0% (d)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	6.098%	08/25/34	$3,595	$3,417

Office - 1.4%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(c)	6.589%	10/15/43	7,225,000	6,947,720
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(c)	7.139%	10/15/43	14,385,000	13,308,429
Drop Mortgage Trust, Series 2021-FILE, Class C (1* TSFR1M + 236) (a)(c)	7.689%	10/15/43	7,000,000	6,132,764
				26,388,913
Residential Transition Loan - 5.9%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	4,605,525	4,491,640
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	3,493,213	3,422,845
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	6.438%	05/25/25	16,188,000	15,461,322
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	7,500,000	7,185,977
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	1,500,000	1,433,566
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	06/25/26	4,350,000	4,097,027
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (c)	3.228%	09/25/26	8,250,000	7,810,756
LHOME Mortgage Trust, Series 2021-RTL3, Class M (c)	5.193%	09/25/26	5,000,000	4,669,561
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	7,927,500	7,487,975
LHOME Mortgage Trust, Series 2024-RTL1, Class A1 (c)	7.017%	01/25/29	6,500,000	6,523,516
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,490,624

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 5.9% (Continued)
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	$2,250,000	$2,241,863
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	5,448,363	5,299,517
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,475,909
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	7,900,000	7,516,782
ROC Securities Trust, Series 2021-RTL1, Class M (c)	5.682%	08/25/26	6,745,000	6,184,850
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	8,000,000	7,711,480
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	15,000,000	14,946,831
				111,452,041
Retail - 0.6%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	7.240%	02/15/40	3,040,000	2,986,873
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	7.940%	02/15/40	2,083,200	2,041,584
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(c)	9.090%	02/15/40	5,680,000	5,540,196
				10,568,653
Second Lien - 0.6%
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	12,500,000	12,218,750

Single Family Rental - 2.7%
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	4,124,607	4,055,335
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	4,154,646	4,064,306
AMSR Trust, Series 2020-SFR2, Class G (c)	4.000%	07/17/37	500,000	478,253
Firstkey Homes Trust, Series 2020-SFR2, Class A (c)	1.266%	10/19/37	1,938,563	1,814,281

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 2.7% (Continued)
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	$6,249,357	$5,673,835
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	2,340,714	2,144,930
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/28	3,141,000	2,886,491
Progress Residential Trust, Series 2020-SFR1, Class A (c)	1.732%	04/17/37	27,224,119	26,160,764
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,500,000	2,144,255
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,279,585
				50,702,035
Small Business - 3.6%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	9,000,000	8,966,957
Credibility Asset Securitization, Series 2024-1A, Class D (c)	12.450%	11/15/29	4,000,000	3,986,861
FORA Financial Asset Securitization, Series 2021-1A, Class A (c)	2.620%	05/15/27	11,000,000	10,530,458
FORA Financial Asset Securitization, Series 2021-1A, Class B (c)	2.970%	05/15/27	2,600,000	2,449,259
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	3,000,000	2,804,641
FORA Financial Asset Securitization, Series 2021-1A, Class D (c)	5.810%	05/15/27	2,843,000	2,606,602
Kapitus Asset Securitization, LLC, Series 2022-1A, Class A (c)	3.382%	07/10/28	4,500,000	4,350,470
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(c)	7.950%	02/25/44	387,156	384,197
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	9.250%	02/25/44	851,743	846,856
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(c)	7.600%	12/25/44	905,411	897,041

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 3.6% (Continued)
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	8.750%	10/25/49	$2,293,387	$2,267,511
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(c)	9.250%	07/25/50	5,839,094	5,812,636
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	3,500,000	3,477,633
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	3,250,000	3,208,284
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (c)	4.940%	05/17/27	5,500,000	5,423,260
OnDeck Asset Securitization Trust, Series 2023-1, Class C (c)	9.930%	08/19/30	5,000,000	4,958,615
RFS Asset Securitization, LLC, Series 2021-1, Class E (c)	5.891%	07/15/26	3,500,000	3,408,645
RFS Asset Securitization, LLC, Series 2022-1, Class E (c)	5.891%	07/15/26	1,750,000	1,704,236
				68,084,162
Student Loan - 0.4%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	719,146	686,460
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	438,487	425,769
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	2,297,903	2,148,633
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	1,485,203	1,311,512
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	826,553	749,924
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	227,751	196,892
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	1,842,377	1,715,213
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	6.694%	07/25/51	677,143	672,068
				7,906,471

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 13.9%
ACHV ABS Trust, Series 2023-2PL, Class B (c)	6.880%	05/20/30	$2,630,615	$2,635,912
ACHV ABS Trust, Series 2023-2PL, Class C (c)	7.270%	05/20/30	1,450,000	1,462,312
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,750,000	1,797,882
ACHV ABS Trust, Series 2023-4CP, Class B (c)	7.240%	11/25/30	5,000,000	5,040,975
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	3,000,000	3,061,097
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,042,392
ACHV ABS Trust, Series 2023-4CP, Class E (c)	10.500%	11/25/30	5,500,000	5,459,905
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	2,500,000	2,477,865
Affirm, Inc., Series 2023-B, Class B (c)	7.440%	09/15/28	5,000,000	5,078,333
Affirm, Inc., Series 2023-X1, Class D (c)	9.550%	11/15/28	2,000,000	2,060,807
Affirm, Inc., Series 2024-A, Class C (c)	6.160%	02/15/29	1,600,000	1,595,961
Affirm, Inc., Series 2024-A, Class D (c)	6.890%	02/15/29	1,175,000	1,169,108
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	3,014,472	3,031,525
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	9,228,000	9,316,785
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	10,750,000	10,434,443
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	3,500,000	3,582,568
Conn Funding II, L.P., Series 2024-A, Class B (c)	9.800%	01/16/29	3,831,000	3,826,631
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	11,500,000	11,536,186
LendingPoint Asset Securitization, Series 22-C, Class C (c)	8.680%	02/15/30	2,500,000	2,339,033
LendingPoint Asset Securitization, Series 2022-C, Class D (c)	10.730%	02/15/30	4,920,000	3,759,934
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	2,000,000	1,822,096
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	909,121
Lendmark Funding Trust, Series 2024-1A, Class D (c)	7.210%	06/21/32	2,000,000	2,027,381
Mariner Finance Issuance Trust, Series 2019-A, Class C (c)	4.010%	07/20/32	793,316	791,201

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 13.9% (Continued)
Mariner Finance Issuance Trust, Series 2020-A, Class D (c)	5.750%	08/21/34	$8,230,000	$7,704,352
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,850,000	1,630,057
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	2,597,812	2,497,352
Oportun Funding, LLC, Series 2021-A, Class D (c)	5.400%	03/08/28	4,077,494	3,814,581
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	9,000,000	8,845,982
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	7,475,466	7,477,637
Oportun Funding, LLC, Series 2024-1A, Class D (c)	12.072%	04/08/31	12,250,000	12,203,982
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	3,500,000	3,319,613
Oportun Funding, LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	11,814,000	10,764,536
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	7,600,000	7,465,351
Oportun Funding, LLC, Series 2022-A, Class D (c)	8.500%	06/09/31	1,500,000	1,298,243
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	13,000,000	12,188,406
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	3,750,000	3,517,080
Oportun Funding, LLC, Series 2021-C, Class D (c)	5.570%	10/08/31	6,275,000	5,524,077
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	2,000,000	2,006,876
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (c)	6.319%	08/15/31	6,500,000	6,508,656
Pagaya AI Debt Selection Trust,Series 2024-2, Class B (c)	6.611%	08/15/31	12,000,000	12,012,682

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 13.9% (Continued)
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	$2,250,000	$2,259,031
Pagaya AI Debt Selection Trust, Series 2024-2, Class D (c)	9.000%	08/15/31	3,250,000	3,124,007
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (c)	7.297%	10/15/31	8,000,000	8,020,882
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CFT (a)(c)	0.000%	07/15/25	81,061,702	160,016
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (c)	11.240%	07/16/29	1,900,000	1,918,298
Purchasing Power Funding, Series 2024-A, Class C (c)	6.800%	08/15/28	8,820,000	8,816,319
Purchasing Power Funding, Series 2024-A, Class E (c)	10.180%	08/15/28	2,200,000	2,199,821
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	3,800,000	3,720,792
Reach Financial, LLC, Series 2021-1A, Class C (c)	3.540%	05/15/29	6,700,000	6,238,942
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,500,000	3,513,279
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,161,441
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	999,563	981,564
Regional Management Issuance Trust, Series 2020-1, Class B (c)	3.230%	10/15/30	2,500,000	2,396,913
Regional Management Issuance Trust, Series 2021-1, Class B (c)	2.420%	03/17/31	895,000	833,555
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	4,650,000	4,237,708
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	3,225,168	3,111,395
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	978,567	962,453

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 81.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 13.9% (Continued)
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A (c)	3.400%	04/15/30	$5,069,001	$4,972,510
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	2,219,279	2,166,645
Upstart Structured Pass-Through Trust, Series 2022-4A, Class A (c)	7.010%	11/15/30	1,096,090	1,096,507
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	5,000,000	5,033,118
				262,964,112

Total Securitized (Cost $1,555,126,073)				$1,527,772,020

Treasury - 4.2%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	1.750%	06/30/24	$15,000,000	$14,866,016
U.S. Treasury Notes (b)	0.375%	09/15/24	10,000,000	9,782,617
U.S. Treasury Notes	0.625%	10/15/24	10,000,000	9,757,617
U.S. Treasury Notes (b)	0.750%	11/15/24	5,000,000	4,864,307
U.S. Treasury Notes (b)	1.125%	01/15/25	10,000,000	9,693,555
U.S. Treasury Notes	3.875%	03/31/25	10,000,000	9,887,117
U.S. Treasury Notes	1.625%	02/15/26	10,000,000	9,456,250
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	11,725,500	11,229,559
Total Treasury (Cost $80,102,474)				$79,537,038

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Registered Investment Companies - 13.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.41% (f)	219,299,979	$219,387,699
State Street Navigator Securities Lending Portfolio I, 5.24% (f)(g)	28,368,200	28,368,200
Total Registered Investment Companies (Cost $247,740,293)		$247,755,899

Total Investment Securities - 102.3% (Cost $1,958,352,158)		$1,929,880,430

Liabilities in Excess of Other Assets - (2.3)%		(44,178,303)

Net Assets - 100.0%		$1,885,702,127

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $37,287,698.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 3/31/2024 was $1,383,898,887, representing 73.4% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2024 was $14,692,863 representing 0.8% of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2024.
(g)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $9,772,395.

IO -	Interest Only
NA -	National Association
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
SOFR -	Secured Overnight Financing Rate
TSFR-	CME Term SOFR

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Corporate Credit - 16.3%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9%
American Express Co. (a)	2.250%	03/04/25	$1,050,000	$1,020,495
American Express Co.	5.282%	07/27/29	400,000	402,488
American Express Co.	5.043%	05/01/34	825,000	815,271
Bank of America Corp. (1* TSFR3M + 90) (b)	2.015%	02/13/26	400,000	387,509
Bank of America Corp. (1* SOFR + 115) (b)	1.319%	06/19/26	3,125,000	2,970,502
Bank of America Corp.	3.194%	07/23/30	2,500,000	2,270,413
Bank of America Corp. (1* TSFR3M + 145) (a)	2.884%	10/22/30	2,300,000	2,043,702
Bank of America Corp. (1* SOFR + 215) (b)	2.592%	04/29/31	450,000	387,966
Bank of America Corp., Class B (SOFR + 153) (b)	1.898%	07/23/31	3,000,000	2,462,210
Bank of America Corp.	4.571%	04/27/33	1,700,000	1,614,860
Bank of America Corp. (a)	5.468%	01/23/35	250,000	251,630
Bank of Montreal France (a)	0.949%	01/22/27	630,000	584,008
Bank of New York Mellon Corp. (The)	6.317%	10/25/29	2,150,000	2,268,747
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (b)	5.834%	10/25/33	500,000	522,106
Bank of Nova Scotia	3.450%	04/11/25	200,000	196,034
Capital One Financial Corp. (a)	1.878%	11/02/27	1,000,000	914,861
Capital One Financial Corp.	5.468%	02/01/29	500,000	498,369
Capital One Financial Corp.	6.377%	06/08/34	500,000	519,257
Citigroup, Inc. (1* TSFR3M + 116) (b)	3.352%	04/24/25	200,000	199,668
Citigroup, Inc. (1* SOFR + 125) (b)	6.842%	07/01/26	100,000	101,264
Citigroup, Inc.	4.125%	07/25/28	150,000	143,780
Citigroup, Inc.	5.174%	02/13/30	500,000	497,667
Citigroup, Inc. (1* SOFR + 142) (b)	2.976%	11/05/30	3,380,000	3,002,380
Citigroup, Inc.	2.666%	01/29/31	2,062,000	1,787,070
Citigroup, Inc. (1* SOFR + 211) (b)	2.572%	06/03/31	3,000,000	2,563,485
Citizens Bank NA (a)	4.575%	08/09/28	1,350,000	1,292,022
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	247,120
Comerica, Inc. (a)	5.982%	01/30/30	2,850,000	2,815,728
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	247,763
Discover Bank	3.450%	07/27/26	1,500,000	1,428,526
Discover Bank	4.650%	09/13/28	950,000	919,549
Fifth Third Bancorp	2.375%	01/28/25	275,000	267,689
Fifth Third Bancorp	1.707%	11/01/27	450,000	409,379

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9% (Continued)
Fifth Third Bancorp	6.361%	10/27/28	$500,000	$511,633
Fifth Third Bancorp (1* SOFR + 234) (a)(b)	6.339%	07/27/29	750,000	773,153
First Horizon Bank (a)	5.750%	05/01/30	250,000	236,551
Goldman Sachs Group, Inc. (1* SOFR + 51) (b)	5.850%	09/10/24	375,000	375,223
Goldman Sachs Group, Inc. (1* SOFR + 79) (b)	1.093%	12/09/26	950,000	882,526
Goldman Sachs Group, Inc.	1.948%	10/21/27	1,000,000	919,223
Goldman Sachs Group, Inc. (1* TSFR3M + 156) (b)	4.223%	05/01/29	2,650,000	2,550,713
Goldman Sachs Group, Inc.	2.600%	02/07/30	500,000	437,659
Goldman Sachs Group, Inc. (b)	1.992%	01/27/32	1,000,000	809,197
Goldman Sachs Group, Inc. (1* SOFR + 128) (b)	2.615%	04/22/32	2,700,000	2,265,980
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	123,567
Huntington Bancshares, Inc. (a)	4.443%	08/04/28	750,000	723,751
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	381,125
Huntington National Bank (b)	4.008%	05/16/25	288,000	286,917
Huntington National Bank	5.699%	11/18/25	1,250,000	1,242,727
JPMorgan Chase & Co.	0.824%	06/01/25	1,950,000	1,933,124
JPMorgan Chase & Co.	1.561%	12/10/25	200,000	194,446
JPMorgan Chase & Co. (b)	2.083%	04/22/26	2,000,000	1,927,124
JPMorgan Chase & Co. (1* SOFR + 80) (b)	1.045%	11/19/26	500,000	466,197
JPMorgan Chase & Co. (1* SOFR + 89) (b)	1.578%	04/22/27	400,000	370,846
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,231,809
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	996,552
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)(b)	3.509%	01/23/29	1,425,000	1,347,954
JPMorgan Chase & Co. (1* SOFR + 115) (b)	2.069%	06/01/29	1,250,000	1,108,817
JPMorgan Chase & Co. (a)	3.702%	05/06/30	1,500,000	1,405,349
JPMorgan Chase & Co. (1* SOFR + 151) (b)	2.739%	10/15/30	450,000	398,509
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	395,251
KeyBank NA (1* SOFR + 32) (b)	5.665%	06/14/24	2,000,000	1,998,600
KeyBank NA	4.700%	01/26/26	250,000	244,172
KeyBank NA	5.000%	01/26/33	250,000	231,735
Keycorp (b)	6.401%	03/06/35	1,000,000	1,021,205
KeyCorp	2.550%	10/01/29	385,000	325,346
KeyCorp	4.789%	06/01/33	300,000	274,672
M&T Bank Trust Co.	5.400%	11/21/25	600,000	594,596

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9% (Continued)
Morgan Stanley	3.875%	01/27/26	$500,000	$488,372
Morgan Stanley, Series F	3.125%	07/27/26	200,000	191,298
Morgan Stanley	3.625%	01/20/27	100,000	96,590
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	2,675,000	2,337,107
Morgan Stanley (SOFR + 312) (a)(b)	3.622%	04/01/31	2,500,000	2,292,809
Morgan Stanley (1* SOFR + 103) (b)	1.794%	02/13/32	2,900,000	2,318,207
Morgan Stanley	1.928%	04/28/32	750,000	601,992
Morgan Stanley	4.889%	07/20/33	1,000,000	969,881
PNC Bank NA	2.700%	10/22/29	250,000	217,062
PNC Financial Services (a)	5.300%	01/21/28	1,000,000	1,001,142
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	236,577
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	500,000	506,090
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	850,000	878,807
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	1,000,000	1,026,011
Regions Financial Corp.	2.250%	05/18/25	275,000	264,404
Royal Bank of Canada	4.950%	04/25/25	375,000	373,705
Royal Bank of Canada, Series H	1.150%	07/14/26	200,000	183,165
Royal Bank of Canada	4.900%	01/12/28	500,000	500,088
Royal Bank of Canada (a)	3.875%	05/04/32	300,000	277,246
Royal Bank of Canada (a)	5.150%	02/01/34	1,500,000	1,501,446
State Street Corp. (1* SOFR + 94) (b)	2.354%	11/01/25	175,000	171,690
State Street Corp.	5.272%	08/03/26	700,000	703,776
State Street Corp. (b)	4.164%	08/04/33	300,000	278,624
Toronto-Dominion Bank (The)	1.200%	06/03/26	1,050,000	965,714
Toronto-Dominion Bank (The) (a)	5.156%	01/10/28	500,000	503,205
Toronto-Dominion Bank (The), Series C (a)	5.523%	07/17/28	500,000	510,637
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	207,691
Toronto-Dominion Bank / The	4.994%	04/05/29	1,000,000	1,000,060
Truist Financial Corp. (a)	5.900%	10/28/26	250,000	251,240
Truist Financial Corp.	6.047%	06/08/27	500,000	506,749
Truist Financial Corp. (a)	4.873%	01/26/29	500,000	491,705
Truist Financial Corp. (a)	1.887%	06/07/29	1,000,000	868,023
Truist Financial Corp.	7.161%	10/30/29	500,000	533,201
Truist Financial Corp. (b)	5.711%	01/24/35	500,000	502,159

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9% (Continued)
US Bancorp	2.400%	07/30/24	$100,000	$98,942
US Bancorp	2.215%	01/27/28	800,000	737,919
US Bancorp (a)	4.548%	07/22/28	300,000	294,026
US Bancorp	5.775%	06/12/29	1,450,000	1,475,305
US Bancorp (a)	4.839%	02/01/34	1,000,000	949,559
Wells Fargo & Co. (1* SOFR + 200) (b)	2.188%	04/30/26	500,000	481,515
Wells Fargo & Co. (1* SOFR + 210) (b)	2.393%	06/02/28	650,000	594,948
Wells Fargo & Co., Series W (1* SOFR + 174) (b)	5.574%	07/25/29	900,000	910,667
Wells Fargo & Co. (b)	2.879%	10/30/30	4,000,000	3,535,976
Wells Fargo & Co. (a)	2.572%	02/11/31	1,050,000	905,115
Wells Fargo & Co.	3.350%	03/02/33	2,700,000	2,342,595
Wells Fargo & Co. (a)	5.499%	01/23/35	1,000,000	1,002,354
				102,125,161
Basic Industry - 0.1%
FMC Corp.	3.450%	10/01/29	300,000	270,076
Nucor Corp., CV	2.000%	06/01/25	250,000	240,278
Nucor Corp.	3.125%	04/01/32	250,000	220,288
PPG Industries, Inc.	2.400%	08/15/24	110,000	108,642
PPG Industries, Inc. (a)	2.550%	06/15/30	300,000	261,773
Sherwin Williams Co.	3.300%	02/01/25	350,000	342,954
Sherwin-Williams Co.	2.300%	05/15/30	250,000	214,722
				1,658,733
Brokerage Asset Managers Exchanges - 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	244,208
Ameriprise Financial, Inc. (a)	5.150%	05/15/33	800,000	808,319
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	502,055
BlackRock, Inc.	4.750%	05/25/33	800,000	795,672
CBOE Global Markets, Inc.	3.650%	01/12/27	100,000	96,956
Charles Schwab Corp. (The) (a)(b)	5.853%	05/19/34	1,100,000	1,126,452
Charles Schwab Corp. (The) (b)	6.136%	08/24/34	450,000	469,438
Intercontinental Exchange, Inc.	4.950%	06/15/52	875,000	823,663
				4,866,763
Capital Goods - 0.6%
Carrier Global Corp.	2.722%	02/15/30	250,000	221,079

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 0.6% (Continued)
Deere & Co.	3.100%	04/15/30	$1,725,000	$1,575,454
John Deere Capital Corp., Series I	4.950%	07/14/28	400,000	403,015
Johnson Controls International plc (a)	2.000%	09/16/31	500,000	405,863
L3Harris Technologies, Inc.	4.400%	06/15/28	1,710,000	1,663,225
Northrop Grumman Corp.	4.900%	06/01/34	900,000	884,383
Republic Services, Inc.	2.500%	08/15/24	200,000	197,635
RTX Corp.	6.100%	03/15/34	2,675,000	2,858,999
Waste Connections, Inc.	5.000%	03/01/34	900,000	891,321
Waste Management, Inc., Series 19-SFR4, Class A (a)	3.125%	03/01/25	400,000	391,944
Waste Management, Inc. (a)	1.150%	03/15/28	300,000	261,421
Waste Management, Inc. (a)	4.625%	02/15/30	875,000	870,852
				10,625,191
Communications - 0.9%
American Tower Corp.	3.125%	01/15/27	300,000	283,651
American Tower Corp.	5.800%	11/15/28	250,000	255,958
American Tower Corp.	5.200%	02/15/29	500,000	499,757
American Tower Corp.	2.100%	06/15/30	200,000	166,142
AT&T, Inc.	2.300%	06/01/27	650,000	599,146
AT&T, Inc.	2.550%	12/01/33	114,000	91,311
AT&T, Inc. (a)	4.500%	05/15/35	700,000	653,828
AT&T, Inc., Class B	3.500%	06/01/41	400,000	312,239
British Telecommunications plc (a)(c)	3.250%	11/08/29	275,000	249,387
Comcast Corp. (a)	4.150%	10/15/28	450,000	439,202
Comcast Corp.	2.650%	02/01/30	100,000	88,937
Comcast Corp.	1.950%	01/15/31	1,025,000	851,677
Comcast Corp.	3.969%	11/01/47	144,000	115,747
Comcast Corp.	5.350%	05/15/53	925,000	918,060
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	94,465
T Mobile USA, Inc.	5.050%	07/15/33	1,000,000	989,144
T Mobile USA, Inc.	5.750%	01/15/34	1,650,000	1,718,272
T-Mobile USA, Inc.	3.375%	04/15/29	700,000	647,381
Verizon Communications, Inc.	1.750%	01/20/31	700,000	568,210
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,196,050

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 0.9% (Continued)
Verizon Communications, Inc.	2.355%	03/15/32	$1,237,000	$1,016,562
Walt Disney Co. (The)	2.000%	09/01/29	550,000	479,154
WarnerMedia Holdings, Inc.	4.054%	03/15/29	2,300,000	2,153,089
WarnerMedia Holdings, Inc. (a)	4.279%	03/15/32	1,225,000	1,094,217
				15,481,586
Consumer Cyclical - 1.6%
Amazon.com, Inc.	1.200%	06/03/27	1,000,000	898,957
American Honda Finance	4.900%	01/10/34	400,000	393,871
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	295,728
CVS Health Corp. (a)	5.125%	02/21/30	2,000,000	2,006,035
CVS Health Corp.	3.750%	04/01/30	500,000	465,911
CVS Health Corp.	5.050%	03/25/48	250,000	227,044
CVS Health Corp.	5.875%	06/01/53	450,000	457,789
Dollar General Corp. (a)	5.450%	07/05/33	1,300,000	1,304,073
Dollar Tree, Inc.	4.000%	05/15/25	1,250,000	1,228,897
Expedia, Inc. (a)	3.800%	02/15/28	1,250,000	1,189,052
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	831,805
Ford Motor Credit Co., LLC	4.134%	08/04/25	1,250,000	1,221,643
Ford Motor Credit Co., LLC	3.375%	11/13/25	800,000	769,656
General Motors Co.	5.400%	10/15/29	1,125,000	1,128,064
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	700,000	643,900
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	921,594
General Motors Financial Co., Inc.	5.750%	02/08/31	500,000	505,420
Home Depot, Inc.	2.700%	04/15/30	1,500,000	1,336,108
Home Depot, Inc.	3.625%	04/15/52	1,000,000	763,757
Honda Motor Co.	2.534%	03/10/27	200,000	187,472
Hyundai Capital America (c)	5.250%	01/08/27	400,000	399,641
Hyundai Capital America (c)	5.350%	03/19/29	1,000,000	1,003,467
Lowes Cos., Inc.	2.625%	04/01/31	950,000	817,457
Lowes Cos., Inc.	4.250%	04/01/52	2,300,000	1,884,379
Mercedes-Benz Financing NA (c)	4.800%	03/30/28	500,000	497,248
Mercedes-Benz Financing NA (c)	5.000%	01/11/34	2,000,000	1,983,176
Ross Stores, Inc.	4.800%	04/15/30	1,050,000	1,014,966
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	494,536
Toyota Motor Credit Corp. (a)	4.650%	01/05/29	500,000	496,939

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.6% (Continued)
Toyota Motor Credit Corp.	4.550%	05/17/30	$1,450,000	$1,426,191
Toyota Motor Credit Corp. (a)	5.550%	11/20/30	800,000	827,637
Walmart, Inc.	4.500%	04/15/53	450,000	415,977
				28,038,390
Consumer Non-Cyclical - 1.3%
Abbott Laboratories	4.750%	11/30/36	100,000	99,179
AbbVie, Inc.	3.600%	05/14/25	500,000	490,737
AbbVie, Inc. (a)	2.950%	11/21/26	335,000	319,053
AbbVie, Inc.	3.200%	11/21/29	750,000	691,123
AbbVie, Inc.	4.550%	03/15/35	100,000	96,655
Amgen, Inc.	1.900%	02/21/25	310,000	300,361
Amgen, Inc.	4.200%	03/01/33	400,000	373,873
Amgen, Inc. (a)	5.250%	03/02/33	500,000	504,206
Amgen, Inc.	5.600%	03/02/43	425,000	432,405
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,537,901
Baxter International, Inc.	1.915%	02/01/27	300,000	273,924
Bristol-Myers Squibb Co.	2.950%	03/15/32	300,000	262,032
Bristol-Myers Squibb Co.	5.900%	11/15/33	1,450,000	1,549,518
Constellation Brands, Inc.	2.250%	08/01/31	350,000	289,095
HCA, Inc.	4.125%	06/15/29	650,000	615,573
Keurig Dr. Pepper, Inc.	5.100%	03/15/27	800,000	801,177
Kroger Co. (The)	3.500%	02/01/26	1,250,000	1,213,884
Kroger Co. (The)	2.650%	10/15/26	100,000	94,275
Kroger Co. (The)	2.200%	05/01/30	125,000	106,157
Kroger Co. (The) (a)	1.700%	01/15/31	550,000	444,639
Laboratory Corp. of American Holdings (a)	1.550%	06/01/26	375,000	347,322
Mondelez International, Inc. (c)	1.250%	09/24/26	1,600,000	1,454,302
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,326,183
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,763,787
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,528,727
Phillip Morris International, Inc. (a)	5.375%	02/15/33	900,000	907,394
Roche Holdings, Inc. (a)(c)	5.593%	11/13/33	2,331,000	2,445,330
Zoetis, Inc., Series 4006	2.000%	05/15/30	1,175,000	990,080
				22,258,892

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.0%
Ameren Corp.	2.500%	09/15/24	$130,000	$128,099
American Electric Power, Inc.	1.000%	11/01/25	500,000	466,219
CMS Energy Corp.	2.950%	02/15/27	100,000	93,747
Dominion Energy South Carolina, Inc. (a)	6.250%	10/15/53	450,000	503,743
Dominion Energy, Inc.	1.450%	04/15/26	750,000	694,646
DTE Electric Co.	5.200%	04/01/33	450,000	456,007
DTE Energy Co., Series C	2.529%	10/01/24	150,000	147,557
DTE Energy Co., Series E (a)	2.850%	10/01/26	100,000	94,546
DTE Energy Co., Series H	2.950%	03/01/30	125,000	110,255
Duke Energy Corp.	4.300%	03/15/28	825,000	805,996
Duke Energy Florida, LLC (a)	6.200%	11/15/53	1,000,000	1,102,487
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	234,473
Duke Energy Ohio, Inc. (a)	5.250%	04/01/33	250,000	252,742
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	489,562
Florida Power & Light Co.	5.100%	04/01/33	500,000	503,349
Idaho Power Co.	5.500%	03/15/53	900,000	892,738
Idaho Power Co.	5.800%	04/01/54	1,850,000	1,894,790
MidAmerican Energy Co.	3.650%	04/15/29	350,000	332,881
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	474,849
NextEra Energy Cap Holdings, Inc.	4.625%	07/15/27	1,535,000	1,513,597
Nextera Energy Capital Holdings, Inc. (a)	5.250%	03/15/34	500,000	498,894
Northern States Power Co.	2.250%	04/01/31	500,000	419,696
Northern States Power Co.	5.100%	05/15/53	900,000	867,060
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	390,392
Oncor Electric Delivery Co., LLC	4.950%	09/15/52	500,000	470,083
PacifiCorp	5.500%	05/15/54	450,000	432,942
PECO Energy Co.	3.000%	09/15/49	200,000	136,646
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	897,428
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	110,861
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,131,522
Public Service Co. of Colorado	4.500%	06/01/52	400,000	336,093
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	93,818
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	93,742
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	644,559
				17,716,019

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 0.8%
BP Capital Markets America (a)	4.812%	02/13/33	$800,000	$789,523
BP Capital Markets America	4.893%	09/11/33	500,000	496,517
BP Capital Markets America (a)	4.989%	04/10/34	500,000	499,351
ConocoPhillips Co.	5.550%	03/15/54	450,000	463,785
Coterra Energy, Inc.	3.900%	05/15/27	100,000	96,248
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	191,726
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	539,426
Energy Transfer Operating, LP	4.500%	04/15/24	75,000	74,959
Energy Transfer, LP (c)	5.625%	05/01/27	500,000	498,200
Energy Transfer, LP	4.950%	05/15/28	1,850,000	1,834,536
Energy Transfer, LP	5.550%	05/15/34	500,000	501,523
Helmerich & Payne, Inc.	2.900%	09/29/31	1,650,000	1,385,611
MPLX, LP	5.000%	03/01/33	3,400,000	3,300,552
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,380,057
Phillips 66	2.450%	12/15/24	100,000	97,736
Phillips 66	3.550%	10/01/26	100,000	96,577
Phillips 66	5.300%	06/30/33	875,000	880,419
Shell International Finance BV	2.375%	11/07/29	645,000	573,714
Shell International Finance BV	6.375%	12/15/38	73,000	82,597
Total Capital International SA	2.829%	01/10/30	120,000	108,389
				13,891,446
Insurance - 1.6%
Athene Global Funding (c)	2.500%	01/14/25	225,000	219,380
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	900,000	727,529
Equitable Financial Life (c)	1.800%	03/08/28	609,000	536,237
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	796,493
Lincoln National Corp. (a)	3.625%	12/12/26	100,000	95,597
MassMutual Global Funding (c)	4.150%	08/26/25	500,000	493,237
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	366,205
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	414,666
MassMutual Global Funding II (c)	5.050%	06/14/28	500,000	500,460
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,873,418
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	963,091
Met Life Global Funding I (a)(c)	1.550%	01/07/31	900,000	717,824
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	500,562

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.6% (Continued)
Met Tower Global Funding (c)	3.700%	06/13/25	$350,000	$343,482
New York Life Global Funding (c)	1.150%	06/09/26	50,000	45,891
New York Life Global Funding (c)	4.900%	06/13/28	1,000,000	998,302
New York Life Global Funding (c)	4.700%	01/29/29	1,000,000	989,045
New York Life Global Funding (c)	1.200%	08/07/30	2,000,000	1,586,081
New York Life Global Funding (c)	5.000%	01/09/34	1,000,000	989,324
Northwestern Mutual Global (c)	5.070%	03/25/27	3,000,000	3,012,022
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	394,616
Northwestern Mutual Global Funding (a)(c)	4.350%	09/15/27	400,000	391,376
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	441,385
Pricoa Global Funding I (c)	5.550%	08/28/26	700,000	708,153
Pricoa Global Funding I (c)	5.100%	05/30/28	500,000	501,007
Principal Life Global Funding (c)	5.000%	01/16/27	500,000	499,931
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	499,637
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	461,813
Progressive Corp.	3.200%	03/26/30	240,000	218,940
Protective Life Global Funding (c)	3.218%	03/28/25	285,000	279,028
Protective Life Global Funding (c)	5.209%	04/14/26	1,000,000	1,000,534
Protective Life Global Funding (a)(c)	4.992%	01/12/27	500,000	499,037
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	577,443
Protective Life Global Funding (a)(c)	5.467%	12/08/28	500,000	508,834
Protective Life Global Funding (c)	1.737%	09/21/30	1,500,000	1,231,214
RGA Global Funding (c)	2.000%	11/30/26	660,000	604,010
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,092,906
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	431,746
UnitedHealth Group, Inc. (a)	5.200%	04/15/63	500,000	486,364
				26,996,820
Natural Gas - 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	277,346
Atmos Energy Corp.	4.125%	03/15/49	885,000	737,488
				1,014,834
Other Utility - 0.2%
American Water Capital Corp.	2.800%	05/01/30	300,000	264,096
American Water Capital Corp.	2.300%	06/01/31	825,000	687,364

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Other Utility - 0.2% (Continued)
American Water Works Co., Inc.	5.150%	03/01/34	$2,000,000	$2,006,581
				2,958,041
REITS - 0.6%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	95,773
American Homes 4 Rent	4.250%	02/15/28	100,000	95,986
Boston Properties, LP	2.750%	10/01/26	50,000	46,574
CubeSmart, LP	2.250%	12/15/28	4,200,000	3,683,655
ERP Operating, LP	2.850%	11/01/26	100,000	94,695
ERP Operating, LP	2.500%	02/15/30	150,000	131,268
Extra Space Storage, LP (a)	3.875%	12/15/27	100,000	94,955
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,159,092
Public Storage	1.850%	05/01/28	800,000	712,071
Realty Income Corp. (a)	0.750%	03/15/26	1,375,000	1,260,264
Realty Income Corp. (a)	4.450%	09/15/26	413,000	404,235
Realty Income Corp. (a)	3.000%	01/15/27	100,000	94,479
Realty Income Corp.	2.100%	03/15/28	250,000	223,671
Realty Income Corp.	4.000%	07/15/29	60,000	56,989
Realty Income Corp.	3.200%	02/15/31	250,000	221,584
Realty Income Corp.	5.125%	02/15/34	1,000,000	981,279
Sun Communities Operations LP (a)	5.500%	01/15/29	250,000	249,346
				9,605,916
Technology - 0.7%
Apple, Inc. (a)	1.650%	02/08/31	3,025,000	2,512,088
Dell International, LLC/EMC Corp.	4.900%	10/01/26	1,488,000	1,478,819
Fidelity National Information Services, Inc.	1.650%	03/01/28	300,000	264,440
Mastercard, Inc. (a)	2.000%	11/18/31	2,300,000	1,900,958
Oracle Corp.	2.875%	03/25/31	500,000	434,738
Oracle Corp.	4.300%	07/08/34	1,500,000	1,383,409
Oracle Corp.	3.600%	04/01/40	3,000,000	2,364,818
Visa, Inc. (a)	3.150%	12/14/25	800,000	777,963
Xilinx, Inc.	2.375%	06/01/30	2,125,000	1,843,789
				12,961,022
Transportation - 0.6%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	108,844	106,159

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.6% (Continued)
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	$303,525	$278,720
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	487,089
CSX Corp.	4.250%	11/01/66	100,000	80,337
FedEx Corp. (a)	2.400%	05/15/31	500,000	424,386
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	02/20/34	1,239,590	1,027,082
Kirby Corp.	4.200%	03/01/28	600,000	579,595
Norfolk Southern Corp.	3.000%	03/15/32	600,000	521,085
Norfolk Southern Corp. (a)	5.950%	03/15/64	500,000	533,988
Penske Trust Leasing Co. / PTL Finance Corp.(c)	5.350%	03/30/29	1,350,000	1,350,924
Ryder System, Inc.	2.850%	03/01/27	500,000	468,694
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,006,949
Ryder System, Inc.	5.650%	03/01/28	500,000	509,565
Southwest Airlines Co. (a)	2.625%	02/10/30	1,300,000	1,130,600
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	278,000	273,532
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	179,691	179,084
United Parcel Service, Inc. (a)	4.875%	03/03/33	900,000	901,118
				9,858,907

Total Corporate Credit (Cost $284,125,900)				$280,057,721

Government Related - 0.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.1%
Tennessee Valley Authority	4.250%	09/15/52	500,000	$447,233
Tennessee Valley Authority	4.625%	09/15/60	525,000	497,395
Total Government Related (Cost $1,246,045)				$944,628

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	$134,254	$129,331
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	885,054
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	566,319	533,756
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	2,000,000	1,855,776
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/26	3,300,000	2,904,098
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,900,000	3,447,682
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,366,585
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	154,822	140,024
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	246,455	202,615
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	84,427	77,403
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	289,909	266,991
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	491,014	428,835
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	2,758,382	2,390,914
Helios Issuer, LLC, Series 2023-B, Class C (c)	6.000%	08/22/50	774,993	727,853
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	76,342	69,088
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	1,184,588	1,047,812
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	107,527	96,198
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	22,387	22,014
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	97,495	83,850
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	356,691	315,177
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	38,193	35,544

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5% (Continued)
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	$226,407	$213,763
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	489,262	375,403
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	458,790	368,020
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	738,205	560,868
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	686,665	533,945
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	113,656	101,625
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	59,473	55,610
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	34,451	31,007
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,460,200	2,502,120
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	4,500,000	4,297,603
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	2,146,075	2,181,734
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (b)(c)	9.570%	05/25/27	2,200,000	2,230,849
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	3,500,000	3,500,000
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	262,076	237,549
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	15,579	14,926
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	28,216	24,590
SPS Servicer Advance Receivables, Series 2020-T2, Class B (c)	2.130%	11/15/55	1,000,000	934,767

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.5% (Continued)
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	$994,000	$929,748
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (c)	5.750%	12/20/50	2,197,610	2,230,182
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,715,063	2,815,462
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	141,984	141,163
				42,307,534
Agency CMBS - 3.6%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	23,351,398	18,699,729
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	3,267,123	2,685,062
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	9,131,011	7,514,804
FNMA, Pool #AN3598	2.550%	12/01/28	256,346	235,301
FNMA, Pool #BL4548	2.430%	10/01/29	181,839	163,622
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,719,594
FNMA, Pool #BS0602	1.590%	01/01/31	12,186,000	10,044,957
FNMA, Pool #BS0038	1.650%	01/01/31	2,000,000	1,619,560
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,540,007
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	669,535
FNMA, Pool #AN7612	3.280%	12/01/32	245,360	222,292
FNMA, Pool #FN0035	3.290%	12/01/32	5,811,129	5,338,732
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,494,996
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	2,023,783
FNMA, Pool #AM5015	4.940%	12/01/43	718,345	701,265
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,205,980	2,091,211
				61,764,450
Agency MBS CMO - 25.5%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (b)	5.733%	05/15/28	28,467	28,424
FHLMC, Series 4847, Class CV	3.500%	02/15/30	315,922	305,081
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	140,220	135,768

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 25.5% (Continued)
FHLMC, Series 4265, Class FD (1* SOFR + 40) (b)	5.833%	01/15/35	$173,053	$171,191
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	6.533%	11/15/37	277,479	272,914
FHLMC, Series 3605, Class PB	4.500%	11/15/39	49,830	47,861
FHLMC, Series 3617, Class PC	4.500%	12/15/39	67,342	66,101
FHLMC, Series 3740, Class FC (1* SOFR + 50) (b)	5.933%	10/15/40	64,507	63,619
FHLMC, Series 3759, Class ME	4.000%	11/15/40	505,358	465,159
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	262,921
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,005,955	7,166,838
FHLMC, Series 3895, Class BF (1* SOFR + 50) (b)	5.933%	07/15/41	59,688	58,990
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	873,092	862,938
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,790,007	3,561,460
FHLMC, Series 4074, Class JY	2.500%	07/15/42	654,000	544,371
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,335,000	997,223
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,770,839	2,293,725
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	716,458
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	6,953,166	5,551,238
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	174,660	124,920
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,565,818
FHLMC, Series 4210, Class Z	3.000%	05/15/43	885,751	702,612
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	689,883	447,139
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,075,847	1,019,029
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	211,169
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	803,836
FHLMC, Series 4673, Class PH	3.500%	01/15/45	184,423	177,730
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,820,823	2,163,292
FHLMC, Series 4473, Class Z	3.000%	05/15/45	416,960	316,662
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,463,869	1,323,119
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,788,442	3,452,312
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,218,781
FHLMC, Series 4857, Class H	4.000%	11/15/46	140,638	137,359
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,506,795	3,664,853

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 25.5% (Continued)
FHLMC, Series 5099, Class CM	2.000%	07/25/47	$3,750,000	$2,449,276
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	4,355,581	3,771,802
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	360,227
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,935,152	1,741,394
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,244,124	1,085,090
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,428,943	1,236,033
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	796,233	730,450
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	481,043
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,386,971	888,404
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	740,828
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	673,765	380,797
FHLMC, Series 5103, Class LH	1.500%	03/25/50	2,318,618	1,876,409
FHLMC, Series 5057, Class DN	2.000%	03/25/50	923,865	735,621
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,442,937	1,505,280
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,371,209	998,451
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,183,289	866,791
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	135,527
FHLMC, Series 5038, Class QP	0.750%	10/25/50	2,881,233	1,953,609
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,349,084	1,730,782
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	402,698
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,366,842	991,553
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,501,858	3,056,252
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	706,954
FHLMC, Series 5072, Class DG	1.000%	02/25/51	767,347	572,722
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,657,390	821,039
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,651,915	1,588,670
FHLMC, Series 5155, Class MG	1.500%	10/25/51	1,018,353	820,429
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,458,309	1,156,889
FHLMC, Series 5162, Class AP	2.000%	11/25/51	2,591,205	2,188,951
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,060,004	617,172
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	871,497	752,950
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,665,858	5,727,071
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,022,255	783,668
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,501,140
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,454,898

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 25.5% (Continued)
FHLMC, Series 5297, Class DB	5.000%	03/25/53	$1,239,531	$1,152,067
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	4,743,728	4,396,930
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,108,054	4,057,512
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	111,126	108,157
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	116,768	118,441
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	47,313	40,591
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	37,870	38,572
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	78,645	82,999
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	293,929	303,492
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	112,381	114,391
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	187,731	188,080
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	210,173	216,295
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	6.085%	07/25/36	317,549	316,150
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	61,271	61,116
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (b)	4.366%	08/27/36	1,600,000	1,446,900
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	5.815%	11/25/36	86,558	85,325
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	82,837	81,472
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	134,991	135,358
FNMA, Series 2009-103, Class MB (b)	5.292%	12/25/39	96,894	98,219
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,423,511	1,332,180
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	1,277,539	1,205,695
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	434,792	437,746
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	300,588
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	619,301	589,536
FNMA, Series 2012-9, Class FC (1* SOFR + 40) (b)	5.835%	02/25/42	83,683	82,394
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	977,097	921,039
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	282,751	263,162
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	569,814
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,251,000	1,056,873
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	96,479	84,901
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	536,424	554,221

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 25.5% (Continued)
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	$4,808,672	$4,194,682
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	367,360
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	390,853
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	313,421
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,072,000	863,920
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	31,792	29,317
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,800,871	2,565,039
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,284,359
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	286,567
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	281,019
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,230,140	4,838,189
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	485,922	456,239
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,270,329	1,965,229
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,729,785
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,085,292	953,691
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	630,669	404,722
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	4,097,084	3,682,120
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	595,581	534,745
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,087,299
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	522,240
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	190,976	172,125
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	501,674
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,755,423	1,566,010
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	599,087	473,670
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,526,568	2,210,167
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	194,556	171,990
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	597,208	518,307
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	831,506	712,430
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	247,287
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,721,785	1,102,216
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,660,509	942,685
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	592,643	373,429
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,475,704	1,313,663
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	94,927
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,474,254

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 25.5% (Continued)
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	$1,254,000	$729,135
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	518,545
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,588,561
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,161,838
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	938,375	662,178
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,573,826	1,172,368
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	3,032,103	2,166,448
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,637,393	1,978,156
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,782,013	2,708,276
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,451,221	645,022
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,944,095	3,285,410
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,873,802	4,109,602
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,920,802
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,622,830
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	258,917	244,011
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,117,124	1,053,639
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,142,208	1,135,464
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,195,572
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	391,023	395,841
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	7,730,239	8,004,687
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	9,782,348	9,999,792
GNMA, Series 2024-24, Class NV	6.000%	12/20/34	3,179,401	3,225,400
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	151,735	151,244
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	409,526	400,635
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	120,969	123,055
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	74,342	74,678
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	41,300	40,998
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	379,695
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	3,839,898	3,329,826
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	2,218,029	2,071,045
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	907,000	650,285
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	258,314
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	305,069	277,415
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,706,962
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	75,935

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 25.5% (Continued)
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	$746,000	$590,773
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	60,574	47,050
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	3,235,568	2,817,315
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,816	886,580
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	79,355	58,033
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,015,066	893,767
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	961,729
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	422,423
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,327,158	1,073,246
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	416,454
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	444,412	331,155
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	681,717	574,348
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,583,665	1,350,059
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	239,886
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	415,015	296,961
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,905,161	1,702,618
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,089,887
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	499,909	434,767
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	637,972	561,960
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	533,301	431,658
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	510,141	411,303
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	141,475	128,185
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	189,162	183,954
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	7,072,427	6,214,601
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	427,899
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	1,013,045	879,019
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	414,036
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	401,916
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,735,372	1,477,991
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,980,326	2,698,538
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,804,472	1,470,859
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	869,397	582,116
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,264,518	998,702
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,705,654	3,598,304
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	543,924	408,286

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 25.5% (Continued)
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	$1,975,000	$1,260,541
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	498,074	173,259
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	526,448	428,414
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	313,006
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	826,981
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	589,186	441,852
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,082,667	2,316,141
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	929,673
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	307,517	183,866
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	717,791
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,108,544	964,066
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,114,385	507,517
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,641,994	2,071,713
GNMA, Series 2021-197, Class G	1.500%	11/20/51	3,667,832	2,916,895
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	5,854,520	3,166,666
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	656,070
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	14,530,828	8,643,041
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,178,625	736,247
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,370,003
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,259,464
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,473,613
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,100,016
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,060,845
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,903,692
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,403,189
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	4,797,818
GNMA, Series 2022-183, Class BZ	5.000%	10/20/52	3,112,409	2,863,634
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,014,583	1,928,532
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,110,467	2,093,114
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,591,941
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,043,615
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	1,970,421
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	462,619
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,025,600	5,746,458
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,625,322	1,567,199

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 25.5% (Continued)
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	$3,932,000	$3,830,449
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	4,764,578	4,846,951
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,084,359
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,729,576	1,573,153
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,154,015	2,819,585
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	1,928,281	1,944,084
GNMA, Series 2023-055, Class AT	5.000%	04/20/53	7,491,750	7,418,040
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,226,292	1,169,536
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	2,964,836	2,996,067
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,456,936	2,465,911
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	4,407,508	4,526,335
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	3,295,569	3,425,020
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	6,563,328	6,701,709
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,311,640
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,690,501
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,608,192
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	2,150,480	2,340,743
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	8,045,971	8,308,168
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	4,351,633	4,491,696
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	4,948,808	5,415,695
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	7,078,537	7,261,514
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	7,931,732	8,195,696
GNMA, Series 2017-H18, Class EB (b)	4.922%	06/20/63	45,978	45,121
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	10,978,710
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (b)	5.963%	07/20/64	199,127	198,868
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	4.869%	05/20/66	196,835	196,598
GNMA, Series 2017-H16, Class DB (b)	4.471%	08/20/67	19,086	18,582
				438,070,504
Agency MBS CMO Derivatives - 0.4%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (b)	1.267%	08/15/30	865,202	45,157
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	44,975	127
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	80,773	391

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.4% (Continued)
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	$89,864	$73,868
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (b)	7.500%	01/15/36	176,615	172,351
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	60,569	50,133
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	1.167%	05/15/36	245,030	25,488
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	81,554	70,892
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	227,804	185,870
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	266,984	21,693
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	877,742	658,705
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	981,384	105,980
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (b)	1.187%	07/15/42	640,196	93,768
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	133,714	102,439
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	243,835	182,751
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	77,575	2,779
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (b)	3.756%	10/25/31	118,063	122,320
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	275,743	242,102
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	869,460	71,461
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	502,540	35,939
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	446,032	37,562
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	415,398	59,551
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (b)	1.165%	05/25/35	217,792	11,546
FNMA, Class (IO) (b)	5.000%	06/25/35	479,266	71,083
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	288,999	24,646
FNMA, Class (IO)	5.000%	02/25/36	349,180	45,661
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	19,615	17,288
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	536,229	98,001
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	1.115%	05/25/40	36,895	3,120
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	825,612	153,247
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (b)	1.165%	09/25/42	1,652,469	165,788

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.4% (Continued)
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	$980,829	$613,304
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	464,337	296,592
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	6,738
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	686,062	32,074
FNMA, Series 2003-W10, Class 3IO (IO) (b)	0.076%	06/25/43	7,864,708	2,669
FNMA, Series 2013-82, Class SB (IO) (-2.67* SOFR + 1173) (b)	0.001%	08/25/43	350,236	246,252
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	86,113	63,067
FNMA, Series 2014-42, Class SN (IO) (-1* SOFR + 605) (b)	0.615%	07/25/44	333,628	35,311
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	657,648	42,510
FNMA, Series 2018-24, Class IO (IO)	4.500%	04/25/48	1,639,239	330,261
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (b)	0.000%	03/16/38	1,704,118	70,679
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (b)	1.207%	12/20/39	1,172,035	112,474
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (b)	0.559%	02/16/41	1,326,176	131,164
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (b)	0.757%	02/20/42	197,418	11,476
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (b)	0.000%	05/20/43	1,294,967	819,038
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	630,752	40,017
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (b)	0.607%	03/20/46	1,635,476	179,615
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	214,028
				6,198,976
Agency MBS Passthrough - 7.8%
FHLMC, Pool #U5-9010	4.000%	11/01/34	228,644	221,447
FHLMC, Pool #G6-1909	4.500%	12/01/37	297,868	291,166
FHLMC, Pool #G0-6085	6.500%	09/01/38	37,505	39,176
FHLMC, Pool #RB-5090	2.000%	12/01/40	15,636,181	13,217,123
FHLMC, Pool #2B-7995	2.523%	10/01/50	4,045,357	3,618,703

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 7.8% (Continued)
FHLMC, Pool #RE-6080	1.500%	11/01/50	$1,509,452	$1,122,068
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,591,816	4,925,331
FHLMC, Pool #RE-6085	1.500%	02/01/51	824,850	604,980
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,264,065	927,123
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,967,806
FHLMC, Pool #8C-0205	1.854%	02/01/52	3,852,076	3,434,791
FNMA, Pool #252409	6.500%	03/01/29	40,967	41,234
FNMA, Pool #AL5850	3.500%	10/01/29	147,139	142,555
FNMA, Pool #AS7287	3.500%	06/01/31	249,347	240,576
FNMA, Pool #AL3200	3.500%	02/01/33	212,911	202,256
FNMA, Pool #AT7120	3.500%	06/01/33	333,303	316,364
FNMA, Pool #AL5166	3.000%	11/01/33	208,158	193,830
FNMA, Pool #AL6685	4.000%	01/01/35	342,256	330,412
FNMA, Pool #MA2198	3.500%	03/01/35	223,720	211,678
FNMA, Pool #MA3050	4.500%	06/01/37	336,848	330,150
FNMA, Pool #FS7218	1.500%	02/01/42	3,161,958	2,575,208
FNMA, Pool #AS4073	4.000%	12/01/44	166,480	157,696
FNMA, Pool #AS5236	4.000%	05/01/45	1,074,276	1,011,688
FNMA, Pool #MA2778	3.500%	10/01/46	82,812	73,717
FNMA, Pool #BM6530	3.000%	10/01/48	306,007	271,584
FNMA, Pool #BM6732	4.000%	11/01/48	16,159,706	15,187,341
FNMA, Pool #CA6940	2.247%	09/01/50	2,476,729	2,201,695
FNMA, Pool #BP7449	2.041%	10/01/50	891,542	816,847
FNMA, Pool #BM6452	2.114%	10/01/50	3,388,346	2,990,560
FNMA, Pool #BQ5239	2.222%	10/01/50	1,929,823	1,778,282
FNMA, Pool #MA4199	1.500%	11/01/50	791,763	588,710
FNMA, Pool #CA8249	1.500%	12/01/50	7,989,257	6,044,348
FNMA, Pool #BK8466	2.241%	12/01/50	1,057,029	936,706
FNMA, Pool #MA4294	1.500%	03/01/51	1,720,469	1,262,206
FNMA, Pool #BR9977	1.782%	06/01/51	2,834,683	2,448,266
GNMA, Pool #MA5738M	4.000%	02/20/34	156,358	153,076
GNMA, Pool #MA7385M	2.000%	06/20/36	1,432,886	1,216,073
GNMA, Pool #784279	5.500%	11/15/38	257,959	260,979
GNMA, Pool #711522X	4.500%	07/15/40	225,603	227,591
GNMA, Pool #784991	3.000%	04/20/46	3,819,384	3,367,906

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 7.8% (Continued)
GNMA, Pool #78541	4.500%	06/15/46	$93,969	$92,619
GNMA, Pool #784792	4.500%	08/20/49	472,711	441,027
GNMA, Pool #MA7248	3.000%	03/20/51	1,041,668	892,596
GNMA, Pool #CI6717	3.000%	10/20/51	1,982,482	1,748,021
GNMA, Pool #MA7929M	3.500%	03/20/52	7,570,599	6,736,915
GNMA, Pool #787258	3.500%	08/20/52	10,405,900	9,330,067
GNMA, Pool #CM7497C	5.000%	08/20/52	6,897,150	6,670,763
GNMA, Pool #CX4361C	8.000%	11/20/53	6,999,329	7,190,648
GNMA, Pool #MA9367	8.000%	12/20/53	13,433,926	13,875,790
GNMA, Pool #CR2128	3.000%	04/20/55	829,942	689,120
GNMA, Pool #CN5057	4.500%	07/20/62	2,440,932	2,274,120
GNMA, Pool #CN5236C	4.000%	08/20/62	6,523,785	5,937,664
GNMA, Pool #CN5237	4.500%	08/20/62	2,378,758	2,216,190
GNMA, Pool #CQ3549	3.000%	10/20/62	224,927	186,741
GNMA, Pool #CS5780	3.000%	02/20/63	330,930	274,750
				134,506,279
ARM - 0.0% (e)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (b)	5.791%	12/25/33	6,384	6,141

Auto Loan - 3.8%
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	3,400,000	3,432,377
ACM Auto Trust, Series 2023-2A, Class A (c)	7.970%	06/20/30	1,195,979	1,204,470
ACM Auto Trust, Series 2024-1A, Class A (c)	7.710%	01/21/31	3,352,174	3,364,646
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	5,000,000	5,099,143
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	196,690	194,814
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	2,700,000	2,555,106
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,000,000	1,997,079
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class C (c)	7.650%	07/15/30	2,870,000	2,863,671
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	1,500,805	1,501,060

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 3.8% (Continued)
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	$2,500,000	$2,502,894
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	3,000,000	3,078,229
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	1,500,000	1,525,767
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	8,060,000	7,667,617
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	155,876	152,516
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	5,230,357
First Help Financial, LLC, Series 2023-2, Class C (c)	8.104%	12/17/29	1,750,000	1,810,979
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	1,750,000	1,820,994
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	600,681	601,845
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	1,874,733	1,891,194
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	4,000,000	4,024,266
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	655,659
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	5,500,000	5,569,427
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (c)	6.530%	12/15/27	4,000,000	4,001,168
US Bank, NA, Series 2023-1, Class B (c)	6.789%	08/25/32	1,023,003	1,028,912
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	352,194	349,425
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	1,232,990	1,237,996
				65,361,611
CRE/CLO - 2.5%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,095,370
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,099,642

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 2.5% (Continued)
A10 Securitization, Series 2020-C, Class D (c)	4.129%	08/15/40	$3,100,000	$3,093,992
A10 Securitization, Series 2020-C, Class E (c)	5.465%	08/15/40	250,000	245,560
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(c)	8.041%	12/18/37	1,000,000	956,401
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(c)	8.541%	12/18/37	675,000	637,440
Acre Mortgage Trust, Series 2021-FL4, Class C (c)	7.191%	12/18/37	1,850,000	1,784,837
AREIT CRE Trust, Series 2019-CRE3, Class C (1* TSFR1M + 201) (b)(c)	7.340%	09/14/36	1,000,000	948,126
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (b)(c)	9.170%	06/17/39	900,000	886,383
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (b)(c)	6.840%	11/15/37	1,931,589	1,875,069
BXMT Ltd., Series 2020-FL3, Class AS (1* TSFR1M + 186) (b)(c)	7.190%	11/15/37	2,500,000	2,302,643
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (b)(c)	6.336%	02/15/38	3,821,737	3,677,057
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)(d)	7.386%	02/15/38	1,520,000	1,238,356
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (b)(c)	6.836%	02/18/38	2,240,000	1,970,640
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (b)(c)	7.190%	05/15/38	1,600,000	1,398,707
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)(d)	7.690%	05/15/38	2,250,000	1,848,341
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (b)(c)	7.384%	02/18/38	3,000,000	2,870,991
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (b)(c)	6.740%	02/15/39	2,350,000	2,263,426
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (b)(c)	6.640%	07/15/36	1,300,000	1,279,091

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 2.5% (Continued)
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class C (1* TSFR1M + 181) (b)(c)	7.140%	07/15/36	$1,000,000	$962,251
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class E (1* TSFR1M + 315) (b)(c)	8.476%	02/19/37	200,000	186,965
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(c)	11.055%	09/17/37	750,000	750,126
PFP Ltd., Series 2021-8, Class A (1* TFSR1M + 111) (b)(c)	6.439%	08/09/37	700,763	695,207
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (b)(c)	7.239%	08/09/37	1,700,000	1,634,064
PFP Ltd., Series 2021-7, Class D (1* TSFR1M + 251) (b)(c)	7.840%	04/14/38	1,550,164	1,487,613
PFP Ltd., Series 2021-7, Class E (1* TFSR1M + 311) (b)(c)	8.440%	04/14/38	1,249,938	1,187,393
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (b)(c)	6.520%	09/15/36	208,438	208,014
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (b)(c)	7.590%	09/15/36	1,400,000	1,343,285
TPG Real Estate Finance, Series 2019-FL3, Class D (1* TSFR1M + 256) (b)(c)	7.890%	10/15/34	1,000,000	950,544
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (b)(c)	7.540%	10/17/34	1,485,083	1,455,913
				42,333,447
Credit Cards - 1.9%
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	63,880	63,834
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,073,006	1,059,918
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	3,000,000	2,895,292
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,379,519

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 1.9% (Continued)
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	$2,500,000	$2,325,409
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,292,207
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	340,684	339,857
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	1,003,000	922,293
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	1,500,000	1,502,092
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	1,500,000	1,491,480
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	2,500,000	2,498,555
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	5,000,000	5,041,939
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	9.590%	09/20/27	3,500,000	3,514,972
Mission Lane Credit Card Master, Series 2023-A, Class B (c)	8.150%	07/17/28	1,850,000	1,868,067
Mission Lane Credit Card Master, Series 2023-A, Class C (c)	10.030%	07/17/28	4,000,000	4,023,892
				32,219,326
Equipment - 0.8%
Blue Bridge Funding, Inc., Series 2023-1, Class A (c)	7.370%	11/15/30	1,775,236	1,776,616
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	99,175	95,802
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	208,038	192,936
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	418,049	377,382
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	3,430,751	3,437,537
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	2,000,000	1,873,469
DEXT, Series 2023-2, Class D (c)	8.300%	05/15/34	1,500,000	1,448,713
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	3,500,000	3,484,969

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 0.8% (Continued)
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	$1,350,000	$1,286,980
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	767,919	637,373
				14,611,777
HECM - 4.0%
Boston Lending Trust, Series 2022-1, Class M2 (c)(d)	2.750%	02/25/62	530,335	362,405
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (c)(d)	3.000%	07/25/62	1,052,695	750,010
Brean Asset Backed Securities, Series 2022-RM5, Class A (b)(c)	4.500%	09/25/62	5,010,401	4,456,005
Brean Asset Backed Securities, Series 2022-RM5, Class M1 (c)(d)	4.500%	09/25/62	2,456,622	1,779,112
Brean Asset Backed Securities, Series 2022-RM5, Class M2 (c)(d)	4.500%	09/25/62	2,777,051	1,783,718
Brean Asset Backed Securities, Series 2023-RM6, Class M1 (c)(d)	5.250%	01/25/63	2,860,993	2,215,546
Brean Asset Backed Securities, Series 2023-RM6, Class M2 (c)(d)	5.250%	01/25/63	2,860,993	1,972,292
Brean Asset Backed Securities, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	3,059,485	2,721,682
Brean Asset Backed Securities, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	2,906,511	2,311,440
Brean Asset Backed Securities, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	10,000,000	9,244,837
Brean Asset Backed Securities, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	6,039,000	5,194,273
Brean Asset Backed Securities, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,037,669	2,104,723
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	2,218,113	2,179,187
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	1,500,000	1,389,687

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.0% (Continued)
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (b)(c)	5.084%	02/25/32	$1,650,000	$1,509,622
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (b)(c)	6.000%	08/01/32	2,175,000	2,012,736
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	4,000,000	3,299,646
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (c)	3.000%	02/25/37	1,500,000	1,285,584
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (c)	3.000%	02/25/37	3,500,000	2,856,427
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	1,550,000	1,353,615
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (b)(c)	1.719%	10/25/50	2,315,903	2,175,161
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	1,500,000	1,330,572
RMF Proprietary Issuance Trust, Series 2021-2, Class A (b)(c)	2.125%	09/25/61	3,502,561	2,950,286
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)(c)	3.000%	01/25/62	1,623,713	1,382,240
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)(c)	3.750%	06/25/62	1,100,000	640,505
RMF Proprietary Issuance Trust, Series 2022-3, Class A (b)(c)	4.000%	08/25/62	4,975,000	4,464,699
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,000,000	3,982,789
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(c)	3.000%	01/25/62	1,000,000	725,490
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	634,188
				69,068,477
Hospitality - 0.4%
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* TSFR1M + 155) (b)(c)	7.122%	07/15/35	1,000,000	984,994

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 0.4% (Continued)
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (b)(c)	3.544%	03/09/44	$1,870,000	$1,644,401
BX Trust, Series 2018-GW, Class E (1* TSFR1M + 227) (b)(c)	7.593%	05/15/35	1,802,000	1,785,669
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* TSFR1M + 150) (b)(c)	7.083%	07/15/25	882,756	876,135
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (b)(c)	7.525%	05/15/38	1,500,000	1,485,000
				6,776,199
Laboratory - 0.1%
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	2,160,000	1,749,175

Manufactured Housing - 0.0% (e)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (b)(c)	5.985%	11/25/44	100,000	95,701

Multifamily - 0.9%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (b)(c)	7.934%	11/25/24	827,035	818,099
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (b)(c)	7.646%	12/25/24	603,756	595,139
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (b)(c)	7.584%	02/25/25	213,477	210,215
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (b)(c)	7.484%	10/25/25	491,756	477,807
FREMF Mortgage Trust, Series 2019-KF58, Class B (1* SOFR30A + 226) (b)(c)	7.596%	01/25/26	1,350,865	1,316,872
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(c)	7.584%	01/25/28	236,208	224,912
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (b)(c)	7.384%	03/25/28	1,913,383	1,767,950
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(c)	7.484%	06/25/28	1,438,424	1,337,799

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 0.9% (Continued)
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(c)	7.346%	07/25/28	$338,254	$320,267
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(c)	7.684%	01/25/29	1,400,567	1,319,346
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(c)	7.684%	08/25/29	376,146	353,268
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (b)(c)	7.120%	07/25/41	2,538,008	2,404,855
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	7.320%	01/25/51	886,432	867,620
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(c)	7.620%	11/25/51	1,718,146	1,681,683
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(c)	9.570%	05/25/52	1,949,411	1,981,055
				15,676,887
Non-Agency MBS 2.0 - 0.1%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	6.870%	02/25/50	651,819	592,216
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(c)	6.620%	03/25/51	601,834	567,933
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(c)	7.120%	03/25/51	1,665,538	1,521,923
				2,682,072
Non-Performing Loan - 0.1%
Cascade Funding Mortgage Trust, Series 2021-1, Class A (c)	0.985%	11/25/50	1,337,622	1,285,576
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (b)(c)	3.086%	11/25/50	700,000	653,075
				1,938,651
Office - 1.0%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (b)(c)	6.589%	10/15/43	3,500,000	3,365,677
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(c)	7.139%	10/15/43	10,750,000	9,945,472

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 1.0% (Continued)
Drop Mortgage Trust, Series 2021-FILE, Class C (1* TSFR1M + 236) (b)(c)	7.689%	10/15/43	$4,000,000	$3,504,436
				16,815,585
Residential Transition Loan - 1.8%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	790,569	771,020
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	183,853	180,150
Antler Mortgage Trust, Series 2021-RTL1, Class M (b)(c)	6.438%	05/25/25	1,750,000	1,671,443
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	1,000,000	958,130
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	700,000	668,997
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	06/25/26	1,981,000	1,865,795
LHOME Mortgage Trust, Series 2022-RTL1, Class A2 (c)	4.948%	02/25/27	1,355,000	1,301,938
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,180,696
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,490,624
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,000,000	1,992,767
New York Mortgage Trust, Series 2021-BPL1, Class A1 (c)	2.239%	05/25/26	1,092,862	1,076,880
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,188,734	1,156,258
New York Mortgage Trust, Series 2024-BPL1, Class A1 (c)	7.154%	02/25/29	2,000,000	1,981,587
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,475,909
ROC Securities Trust, Series 2021-RTL1, Class A1 (c)	2.487%	08/25/26	806,033	801,457

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 1.8% (Continued)
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	$3,500,000	$3,330,220
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	277,043	274,113
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	963,935
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	6,000,000	5,978,732
				31,120,651
Retail - 0.3%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(c)	6.890%	02/15/40	2,123,200	2,098,741
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(c)	7.240%	02/15/40	580,000	569,864
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(c)	7.940%	02/15/40	2,324,000	2,277,574
				4,946,179
Second Lien - 0.6%
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	10,000,000	9,775,000

Single Family Rental - 1.4%
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	1,806,578	1,776,237
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	2,624,905	2,567,829
American Homes 4 Rent, Series 2015-SFR2, Class A (c)	3.732%	10/18/52	3,857,029	3,761,971
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	961,440	872,898
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	468,143	428,986
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	4,045,294	3,667,931
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/28	2,000,000	1,837,944

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 1.4% (Continued)
Progress Residential Trust, Series 2020-SFR1, Class A (c)	1.732%	04/17/37	$5,973,258	$5,739,947
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,000,000	1,715,404
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,279,585
				23,648,732
Small Business - 1.2%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	4,000,000	3,985,314
Credibility Asset Securitization, Series 2024-1A, Class C (c)	8.620%	11/15/29	3,500,000	3,487,589
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	390,780
Kapitus Asset Securitization, LLC, Series 2022-1A, Class A (c)	3.382%	07/10/28	3,000,000	2,900,314
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (b)(c)	7.950%	02/25/44	220,679	218,993
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (b)(c)	9.250%	02/25/44	58,073	57,740
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (b)(c)	7.600%	12/25/44	226,852	224,755
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	8.750%	10/25/49	1,146,693	1,133,756
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(c)	9.250%	07/25/50	2,811,416	2,798,677
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	745,207
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	641,657
OnDeck Asset Securitization Trust, Series 2023-1, Class C (c)	9.930%	08/19/30	3,350,000	3,322,272
				19,907,054

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.4%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	$52,990	$50,581
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	48,721	47,308
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	143,619	134,290
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (b)(c)	6.844%	12/28/48	83,426	83,180
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	401,005	354,108
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	330,621	299,970
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	1,115	1,111
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	1,072,987	1,047,676
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(c)	6.694%	07/25/51	250,543	248,665
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	185,414
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,456,370
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	344,113
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	453,059
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	658,651
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,317,000	1,111,561
				6,476,057
Unsecured Consumer - 5.0%
ACHV ABS Trust, Series 2023-1PL, Class C (c)	7.420%	03/18/30	1,500,000	1,512,063
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,250,000	1,284,201
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	2,500,000	2,550,914

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 5.0% (Continued)
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	$2,000,000	$2,042,392
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,486,719
Affirm, Inc., Series 2023-B, Class B (c)	7.440%	09/15/28	5,000,000	5,078,333
Affirm, Inc., Series 2024-A, Class C (c)	6.160%	02/15/29	1,600,000	1,595,961
Affirm, Inc., Series 2024-A, Class D (c)	6.890%	02/15/29	1,055,000	1,049,710
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	1,507,236	1,515,762
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	2,000,000	2,019,243
Avant Loans Funding Trust, Series 2021-REV1, Class A (c)	1.210%	07/15/30	103,328	103,194
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,800,000	1,747,163
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	1,000,000	1,023,591
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	5,500,000	5,517,306
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	1,195,000	1,088,702
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	500,017
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	651,074
Lendmark Funding Trust, Series 2024-1A, Class D (c)	7.210%	06/21/32	1,750,000	1,773,958
Lendmark Funding Trust, Series 2023-1A, Class C (c)	6.160%	05/20/33	2,000,000	1,983,174
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	881,112
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,362,149	1,309,473
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	982,887
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	8,409,899	8,412,341
Oportun Funding, LLC, Series 2024-1A, Class B (c)	6.546%	04/08/31	3,750,000	3,740,880

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 5.0% (Continued)
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	$1,000,000	$997,236
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	3,230,000	3,063,529
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	2,708,000	2,569,135
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,455,708
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	2,260,000	2,132,042
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	3,750,000	3,515,886
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	2,000,000	2,006,876
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	4,000,000	4,016,056
Purchasing Power Funding, Series 2024-A, Class D (c)	7.260%	08/15/28	2,230,000	2,228,347
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,468,734
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,000,000	3,011,382
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,161,441
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	799,650	785,251
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,085,400
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	547,331
Republic Finance Issuance Trust, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,155,305
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,384,202	1,335,372

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Securitized - 66.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 5.0% (Continued)
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	$1,212,821	$1,198,687
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	244,642	240,613
Upstart Securitization Trust, Series 2021-3, Class B (c)	1.660%	07/20/31	135,226	134,526
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	934,228	930,756
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	638,043	622,910
				86,512,693

Total Securitized (Cost $1,164,940,967)				$1,134,569,158

Treasury - 15.5%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes	0.500%	04/15/24	$5,485,590	$5,488,724
U.S. Treasury Notes	1.625%	02/15/26	5,000,000	4,728,125
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	5,862,750	5,614,779
U.S. Treasury Notes (a)	2.250%	08/15/27	2,000,000	1,867,422
U.S. Treasury Notes	0.500%	10/31/27	15,000,000	13,098,633
U.S. Treasury Notes	1.250%	09/30/28	26,000,000	22,811,953
U.S. Treasury Notes (a)	3.875%	11/30/29	5,000,000	4,909,766
U.S. Treasury Notes	0.625%	08/15/30	35,000,000	28,028,711
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,446,291
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,368,671
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,421,908
U.S. Treasury STRIPS	0.000%	08/15/33	4,000,000	2,678,117
U.S. Treasury STRIPS	0.000%	08/15/34	10,000,000	6,405,164
U.S. Treasury STRIPS	0.000%	11/15/34	5,000,000	3,166,150
U.S. Treasury STRIPS	0.000%	05/15/35	5,000,000	3,096,493
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	8,973,025
U.S. Treasury STRIPS	0.000%	02/15/37	12,000,000	6,837,891
U.S. Treasury STRIPS	0.000%	02/15/38	10,000,000	5,425,738

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

Treasury - 15.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS	0.000%	11/15/38	$10,000,000	$5,217,715
U.S. Treasury Bonds	1.125%	08/15/40	31,000,000	19,189,727
U.S. Treasury Bonds	1.375%	11/15/40	35,000,000	22,506,641
U.S. Treasury STRIPS	0.000%	08/15/41	5,000,000	2,239,653
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	24,070,320	18,472,947
U.S. Treasury STRIPS	0.000%	08/15/43	10,000,000	4,072,419
U.S. Treasury Bonds	2.250%	08/15/46	33,000,000	22,585,664
U.S. Treasury Bonds	3.000%	02/15/48	24,000,000	18,771,563
U.S. Treasury Bonds	1.250%	05/15/50	23,000,000	11,763,242
U.S. Treasury Bonds	1.625%	11/15/50	26,000,000	14,684,922
Total Treasury (Cost $280,474,235)				$266,872,054

Registered Investment Companies - 4.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.41% (f)	43,582,006	$43,599,439
State Street Navigator Securities Lending Portfolio I, 5.24% (f)(g)	26,188,193	26,188,193
Total Registered Investment Companies (Cost $69,781,693)		$69,787,632

Total Investment Securities - 102.1% (Cost $1,800,568,840)		$1,752,231,193

Liabilities in Excess of Other Assets - (2.1)%		(35,767,145)

Net Assets - 100.0%		$1,716,464,048

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $37,602,568.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 3/31/2024 was $549,232,099, representing 32.0% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2024 was $11,949,781 representing 0.7% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of March 31, 2024.
(g)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $12,584,278.

BKNT -	Bank Note
BV -	Besloten Vennootschap
CV -	Convertible Security
GMNT -	Global Medium-Term Note
IO -	Interest Only
NA -	National Association
NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
TSFR-	CME Term SOFR
UA-	Uitgesloten Aansprakelijkheid